UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices)  (Zip code)

 Andrea E. Kuchli, Esq.
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 - June 30, 2017

Item 1. Reports to Stockholders.

Morningstar Conservative ETF Asset Allocation Portfolio
Morningstar Income and Growth ETF Asset Allocation Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio
Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ALPS | Alerian Energy Infrastructure Portfolio
ALPS | Red Rocks Listed Private Equity Portfolio
ALPS | Stadion Tactical Core ETF Portfolio
ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

TABLE OF CONTENTS

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	25
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	35
Schedule of Investments	38
Statement of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	42
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	44
Schedule of Investments	46
Statement of Assets and Liabilities	48
Statements of Operations	49
Statements of Changes in Net Assets	50
Financial Highlights	52
ALPS | Stadion Portfolio Series
Performance Overview	54
Schedules of Investments	58
Statements of Assets and Liabilities	60
Statements of Operations	61
Statements of Changes in Net Assets	62
Financial Highlights	64
Notes to Financial Statements	68
Additional Information	78
Approval of Investment Advisory & Sub-Advisory Agreements	79

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2017 (Unaudited)

Examples. As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b‐1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2017 and held through June 30, 2017.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses  may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To  do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below  the table.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2017 - June 30, 2017(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,036.30	0.53%	$2.68
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,035.50	0.78%	$3.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,052.00	0.53%	$2.70
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,051.50	0.78%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,066.80	0.52%	$2.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,065.30	0.77%	$3.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,084.20	0.52%	$2.69
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,081.70	0.77%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
1 | June 30, 2017

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2017 (Unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2017 - June 30, 2017(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,092.70	0.53%	$2.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,090.80	0.78%	$4.04
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$982.70	0.95%	$4.67
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$980.60	1.30%	$6.38
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$1,179.20	1.10%	$5.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.34	1.10%	$5.51
Class III
Actual Fund Return	$1,000.00	$1,177.20	1.45%	$7.83
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.60	1.45%	$7.25
ALPS | Stadion Core ETF Portfolio
Class I
Actual Fund Return	$1,000.00	$1,069.10	0.90%	$4.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Class III
Actual Fund Return	$1,000.00	$1,067.50	1.25%	$6.41
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
ALPS | Stadion Tactical Growth Portfolio
Class I
Actual Fund Return	$1,000.00	$1,034.70	0.95%	$4.79
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$1,032.80	1.30%	$6.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51

(1)	Annualized based on the Portfolios' expenses from January 1, 2017 through June 30, 2017.
(2)
Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.
2 | June 30, 2017

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2017 (Unaudited)

Stock  prices surged during the first three months of the year in the wake of the U.S. presidential  election, but were pushed and pulled by countervailing forces during the second quarter. In May, President Trump’s dismissal of FBI Director James Comey roiled the markets, with the Dow Jones Industrial Average experiencing its worst day in eight months (May 17th, a decline of 372.82 points). In a widely‐anticipated move in mid‐June, the Federal Reserve increased the fed funds rate by 25 basis points, taking it to 1.25 percent, and hinted that it may begin shrinking its $4.5 trillion portfolio later this year‐ both actions potentially having the effect of putting upward pressure on interest rates. In latter June energy stocks were impacted as oil tumbled to its lowest price since mid‐November. In addition, a sell‐off hit the technology sector, which some investors viewed as overvalued after a protracted run‐up. While geopolitical tensions‐ mainly North Korea’s missile launches‐ were the source of some concern, the election of Emmanuel Macron as president of France was welcomed as a stabilizing influence on the continent. Also propelling stocks in the Eurozone was the surprising strength of their collective economies and an unemployment rate at an eight year low. All‐in‐all a rewarding first half for stock investors as the S&P 500® Index and MSCI EAFE Index rose 9.34 percent and 14.23 percent, respectively, for the first six months. Bond and REIT indices rose to a lesser extent‐ with the only negative in the list of general indices being the Thomson Reuters Core Commodity CRB Index‐which declined 8.87 percent.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2017

				Portfolio Inception
	Six Months	1 Year*	5 Years*	(4/30/07)*
S&P 500® Index[1]	9.34%	17.90%	14.63%	7.24%
MSCI U.S. Small Cap 1750 Index[2]	5.05%	21.40%	14.18%	7.95%
Barclays U.S. Aggregate Bond Index[3]	2.27%	‐0.31%	2.21%	4.29%
MSCI U.S. REIT Index[4]	2.66%	‐1.82%	9.38%	4.80%
MSCI EAFE Index[5]	14.23%	20.83%	9.18%	1.68%
MSCI Emerging Markets Index[6]	18.60%	24.17%	4.33%	3.17%
Thomson Reuters Core Commodity CRB Index[7]	‐8.87%	‐8.73%	‐9.09%	‐5.03%
Citi Non‐USD World Government Bond Index[8]	0.24%	‐1.87%	4.19%	4.32%

[1]
The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[2]
The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[3]
Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[4]
The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of  REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[5]
The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[6]
The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[7]
Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[8]
The Citi Non-USD World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds of all WGBI countries except the United States and is stated in U.S. dollar terms.

†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.
*	Annualized returns.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Morningstar Investment Management LLC (the “Sub-Adviser”), nor the Portfolios’ current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser, Sub-Adviser, nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

3 | June 30, 2017

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2017 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4 | June 30, 2017

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2017

	6				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/17†
Portfolio	Months**	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative ‐ Class I	3.63%	3.85%	3.23%	3.58%	3.51%	0.76%	0.71%
Conservative ‐ Class II	3.55%	3.66%	2.98%	3.30%	3.23%	1.01%	0.96%
Conservative Blended Benchmark (20% Equity)*(a)	4.33%	3.59%	4.02%	4.53%	4.40%
Blended Benchmark^(f)	3.52%	3.20%	4.53%	4.94%	4.82%
Income & Growth ‐ Class I	5.20%	7.20%	5.17%	3.89%	3.85%	0.71%	0.70%
Income & Growth ‐ Class II	5.15%	6.99%	4.91%	3.63%	3.59%	0.96%	0.95%
Income & Growth Blended Benchmark (40% Equity)*(b)	5.92%	7.33%	6.21%	5.04%	4.98%
Blended Benchmark^(g)	4.96%	6.73%	7.04%	5.66%	5.58%
Balanced ‐ Class I	6.68%	10.55%	7.17%	4.32%	4.31%	0.68%	0.68%
Balanced ‐ Class II	6.53%	10.31%	6.91%	4.05%	4.06%	0.93%	0.93%
Balanced Blended Benchmark (60% Equity)*(c)	7.47%	11.17%	8.34%	5.37%	5.37%
Blended Benchmark^(h)	6.43%	10.34%	9.59%	6.32%	6.29%
Growth ‐ Class I	8.42%	14.02%	8.88%	4.30%	4.36%	0.66%	0.66%
Growth ‐ Class II	8.17%	13.69%	8.60%	4.02%	4.08%	0.91%	0.91%
Growth Blended Benchmark (80% Equity)*(i)	8.97%	15.11%	10.40%	5.48%	5.54%
Blended Benchmark^(i)	7.90%	14.06%	12.13%	6.84%	6.85%
Aggressive Growth ‐ Class I	9.27%	16.64%	9.72%	4.07%	4.17%	0.68%	0.66%
Aggressive Growth ‐ Class II	9.08%	16.26%	9.45%	3.79%	3.90%	0.93%	0.91%
Agressive Growth Blended Benchmark (95% Equity)*(e)	10.05%	18.17%	12.00%	5.52%	5.64%
Blended Benchmark^(j)	8.62%	15.97%	13.38%	7.03%	7.06%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current  performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*
(a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/6% MSCI ACWI Ex-USA IMI NR USD/58% Bloomberg Barclays U.S. Universal TR USD/ 12% Citi WGBI Non-USD USD/10% Bank of America Merrill Lynch U.S. Treasury Bill 3-month TR USD Index; (b) the Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/12% MSCI ACWI Ex-USA IMI NR USD/46% Bloomberg Barclays U.S. Universal TR USD/9% Citi WGBI Non-USD USD/5% Bank of America Merrill Lynch  U.S. Treasury Bill 3-month TR USD Index;(c) the Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/18% MSCI ACWI Ex-USA IMI NR USD/32% Bloomberg Barclays U.S. Universal TR USD/6% Citi WGBI Non-USD USD/2% Bank of America Merrill Lynch  U.S. Treasury Bill 3-month TR USD Index; (d) the Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/24% MSCI ACWI Ex-USA IMI NR USD/15% Bloomberg Barclays U.S. Universal TR USD/3% Citi WGBI Non-USD USD/2% Bank of America Merrill Lynch U.S. Treasury Bill 3-month TR USD Index; (e) the Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/28% MSCI ACWI Ex-USA IMI NR USD/3% Bloomberg Barclays U.S. Universal TR USD/2% Bank of America Merrill Lynch U.S. Treasury Bill 3-month TR USD Index.

^
Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 90% S&P 500® Index/10% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

5 | June 30, 2017

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2017 (Unaudited)

**	Total return for a period of less than one year is not annualized.

†
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2017. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2018. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). First, Morningstar seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Morningstar uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Morningstar applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt  to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

MORNINGSTAR ETF ASSET ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

*	As of June 30, 2017. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

The table below shows there were changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the six months ended June 30, 2017. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s  Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2017.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16
U.S. Equity	8.5%	10.3%	20.5%	22.8%	32.5%	36.3%	43.5%	46.7%	51.0%	57.0%
Non‐U.S. Equity	8.5%	7.7%	16.5%	15.2%	24.5%	21.7%	33.5%	31.3%	41.0%	36.0%
U.S. Bonds	74.0%	72.0%	56.0%	54.0%	38.0%	36.0%	19.0%	18.0%	8.0%	7.0%
Non‐U.S. Bonds	8.0%	9.0%	6.0%	7.0%	4.0%	5.0%	4.0%	4.0%	0.0%	0.0%
Alternative	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk. Commodity trading is highly speculative and involves a high degree of risk.

6 | June 30, 2017

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2017 (Unaudited)

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Conservative – Asset Class Allocation#
(as a percentage of net assets)

Balanced – Asset Class Allocation#
(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#
(as a percentage of net assets)

Income & Growth – Asset Class Allocation#
(as a percentage of net assets)

Growth – Asset Class Allocation#
(as a percentage of net assets)

#
Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of  the Portfolio.

*
Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2017. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

7 | June 30, 2017

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.11%
iShares ‐ 19.02%
Core S&P 500® ETF	7,340	$1,786,629
Core S&P® Mid‐Cap ETF	4,137	719,631
JP Morgan USD Emerging Markets Bond ETF	12,490	1,428,356
TIPS Bond ETF	25,185	2,856,735

Total iShares		6,791,351

Other ‐ 80.09%
Highland/iBoxx Senior Loan ETF	97,148	1,787,523
PIMCO Enhanced Short Maturity Active ETF	3,516	357,648
SPDR® Bloomberg Barclays High Yield Bond ETF	48,275	1,795,830
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	103,671	3,567,319
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	75,578	1,427,668
Vanguard® FTSE Developed Markets ETF	47,563	1,965,303
Vanguard® FTSE Emerging Markets ETF	26,425	1,078,933
Vanguard® Short‐Term Bond ETF	40,235	3,212,765
Vanguard® Short‐Term Corporate Bond ETF	35,727	2,859,589
Vanguard® Total Bond Market ETF	122,298	10,007,645
Vanguard® Total Stock Market ETF	4,297	534,762

Total Other		28,594,985

Total Exchange Traded Funds (Cost $34,559,500)		35,386,336

7-Day Yield		Shares	Value
Short‐Term Investments ‐ 1.35%
State Street Institutional Treasury Plus Money Market Fund	0.861%	480,132	$480,132

Total Short‐Term Investments (Cost $480,132)			480,132

Total Investments ‐ 100.46% (Total cost $35,039,632)			35,866,468

Liabilities in Excess of Other Assets‐ (0.46)%			(163,922)

Net Assets ‐ 100.00%			$35,702,546

See Notes to Financial Statements.
8 | June 30, 2017

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.15%
iShares ‐ 28.41%
Core S&P 500® ETF	43,746	$10,648,214
Core S&P® Mid‐Cap ETF	18,292	3,181,893
JP Morgan USD Emerging Markets Bond ETF	20,854	2,384,864
MSCI EAFE Value ETF	30,408	1,572,094
TIPS Bond ETF	42,101	4,775,516

Total iShares		22,562,581

Other ‐ 70.74%
Highland/iBoxx Senior Loan ETF	174,080	3,203,072
PIMCO Enhanced Short Maturity Active ETF	7,969	810,607
SPDR® Bloomberg Barclays High Yield Bond ETF	86,174	3,205,673
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	208,137	7,161,994
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	127,254	2,403,828
Vanguard® FTSE Developed Markets ETF	134,355	5,551,549
Vanguard® FTSE Emerging Markets ETF	108,285	4,421,277
Vanguard® FTSE Europe ETF	28,470	1,569,836
Vanguard® Mid‐Cap Value ETF	7,819	804,340
Vanguard® Short‐Term Bond ETF	49,957	3,989,066
Vanguard® Short‐Term Corporate Bond ETF	49,867	3,991,355
Vanguard® Total Bond Market ETF	213,488	17,469,723
Vanguard® Total Stock Market ETF	12,805	1,593,582

Total Other		56,175,902

Total Exchange Traded Funds (Cost $75,022,371)		78,738,483
	7-Day Yield	Shares	Value
Short-Term Investments ‐ 0.92%
State Street Institutional Treasury Plus Money Market Fund	0.861%	731,984	$731,984

Total Short‐Term Investments (Cost $731,984)			731,984

Total Investments ‐ 100.07% (Total cost $75,754,355)			79,470,467

Liabilities in Excess of Other Assets ‐ (0.07)%			(58,639)

Net Assets ‐ 100.00%			$79,411,828

See Notes to Financial Statements.

9 | June 30, 2017

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.09%
iShares ‐ 32.93%
Core S&P 500® ETF	147,871	$35,993,280
Core S&P® Mid‐Cap ETF	71,359	12,412,898
JP Morgan USD Emerging Markets Bond ETF	33,267	3,804,414
MSCI EAFE Value ETF	90,819	4,695,342
TIPS Bond ETF	50,353	5,711,541

Total iShares		62,617,475

Other ‐ 66.16%
Highland/iBoxx Senior Loan ETF	311,366	5,729,135
PIMCO Enhanced Short Maturity Active ETF	18,947	1,927,289
SPDR® Bloomberg Barclays High Yield Bond ETF	154,985	5,765,442
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	361,308	12,432,608
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	203,256	3,839,506
Vanguard® FTSE Developed Markets ETF	459,988	19,006,704
Vanguard® FTSE Emerging Markets ETF	374,366	15,285,364
Vanguard® FTSE Europe ETF	136,817	7,544,089
Vanguard® Mid‐Cap Value ETF	37,177	3,824,398
Vanguard® Short‐Term Bond ETF	96,331	7,692,030
Vanguard® Small‐Cap ETF	28,319	3,838,357
Vanguard® Total Bond Market ETF	405,943	33,218,316
Vanguard® Total Stock Market ETF	46,015	5,726,567

Total Other		125,829,805

Total Exchange Traded Funds (Cost $170,075,294)		188,447,280

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.98%
State Street Institutional Treasury Plus Money Market Fund	0.861%	1,854,364	$1,854,364

Total Short‐Term Investments (Cost $1,854,364)			1,854,364

Total Investments ‐ 100.07% (Total cost $171,929,658)			190,301,644

Liabilities in Excess of Other Assets ‐ (0.07)%			(129,114)

Net Assets ‐ 100.00%			$190,172,530

See Notes to Financial Statements.

10 | June 30, 2017

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 100.08%
iShares ‐ 40.52%
Core S&P 500® ETF	208,315	$50,705,954
Core S&P® Mid‐Cap ETF	115,300	20,056,435
JP Morgan USD Emerging Markets Bond ETF	36,916	4,221,713
MSCI EAFE Small‐Cap ETF	54,956	3,178,655
MSCI EAFE Value ETF	143,257	7,406,387

Total iShares		85,569,144

Other ‐ 59.56%
Highland/iBoxx Senior Loan ETF	172,361	3,171,442
SPDR® Bloomberg Barclays High Yield Bond ETF	113,773	4,232,356
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	245,370	8,443,182
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	223,875	4,228,999
Vanguard® FTSE Developed Markets ETF	640,246	26,454,965
Vanguard® FTSE Emerging Markets ETF	569,755	23,263,097
Vanguard® FTSE Europe ETF	153,497	8,463,825
Vanguard® Mid‐Cap Value ETF	30,828	3,171,276
Vanguard® Short‐Term Bond ETF	39,677	3,168,208
Vanguard® Small‐Cap ETF	38,963	5,281,045
Vanguard® Small‐Cap Value ETF	17,183	2,111,962
Vanguard® Total Bond Market ETF	258,213	21,129,570
Vanguard® Total Stock Market ETF	76,414	9,509,722
Vanguard® Value ETF	32,827	3,169,775

Total Other		125,799,424

Total Exchange Traded Funds (Cost $179,022,565)		211,368,568

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.75%
State Street Institutional Treasury Plus Money Market Fund	0.861%	1,582,965	$1,582,965

Total Short‐Term Investments (Cost $1,582,965)			1,582,965

Total Investments ‐ 100.83% (Total cost $180,605,530)			212,951,533

Liabilities in Excess of Other Assets ‐ (0.83)%			(1,747,394)

Net Assets ‐ 100.00%			$211,204,139

See Notes to Financial Statements.

11 | June 30, 2017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 100.05%
iShares ‐ 47.26%
Core S&P 500® ETF	104,154	$25,352,125
Core S&P® Mid‐Cap ETF	62,439	10,861,264
MSCI EAFE Small‐Cap ETF	46,991	2,717,960
MSCI EAFE Value ETF	74,686	3,861,266

Total iShares		42,792,615

Other ‐ 52.79%
Highland/iBoxx Senior Loan ETF	73,376	1,350,118
Vanguard® FTSE Developed Markets ETF	323,468	13,365,698
Vanguard® FTSE Emerging Markets ETF	289,042	11,801,585
Vanguard® FTSE Europe ETF	65,739	3,624,849
Vanguard® Mid‐Cap Value ETF	8,765	901,656
Vanguard® Short‐Term Bond ETF	11,351	906,377
Vanguard® Small‐Cap ETF	20,020	2,713,511
Vanguard® Small‐Cap Value ETF	14,742	1,811,939
Vanguard® Total Bond Market ETF	60,851	4,979,437
Vanguard® Total Stock Market ETF	36,377	4,527,118
Vanguard® Value ETF	18,824	1,817,645

Total Other		47,799,933

Total Exchange Traded Funds (Cost $78,544,033)		90,592,548

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.20%
State Street Institutional Treasury Plus Money Market Fund	0.861%	184,704	$184,704

Total Short‐Term Investments (Cost $184,704)			184,704

Total Investments ‐ 100.25% (Total cost $78,728,737)			90,777,252

Liabilities in Excess of Other Assets ‐ (0.25)%			(229,227)

Net Assets ‐ 100.00%			$90,548,025

See Notes to Financial Statements.

12 | June 30, 2017

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2017 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$35,866,468	$79,470,467	$190,301,644	$212,951,533	$90,777,252
Receivable for shares sold	2,277	5,037	28,330	18,908	15,605
Dividends receivable	235	302	1,011	7,541	6,324
Other assets	1,433	3,316	7,592	8,254	3,503
Total Assets	35,870,413	79,479,122	190,338,577	212,986,236	90,802,684

LIABILITIES:

Payable for investments purchased	124,158	–	–	1,578,376	179,759
Payable for shares redeemed	3,316	4,648	28,684	68,432	5,268
Payable to advisor	11,649	29,006	70,819	77,609	33,371
Payable for distribution and service fees	6,533	15,456	34,452	26,607	9,743
Payable for audit fees	13,148	13,146	13,146	13,145	13,148
Payable for trustees' fees	150	331	736	734	297
Accrued expenses and other liabilities	8,913	4,707	18,210	17,194	13,073
Total Liabilities	167,867	67,294	166,047	1,782,097	254,659
Net Assets	$35,702,546	$79,411,828	$190,172,530	$211,204,139	$90,548,025

NET ASSETS CONSIST OF:

Paid‐in capital	$34,002,209	$69,031,419	$152,507,045	$159,147,071	$69,557,180
Accumulated net investment income	923,237	2,062,696	4,661,375	4,771,186	1,922,612
Accumulated net realized gain/(loss)	(49,736)	4,601,601	14,632,124	14,939,879	7,019,718
Net unrealized appreciation	826,836	3,716,112	18,371,986	32,346,003	12,048,515
Net Assets	$35,702,546	$79,411,828	$190,172,530	$211,204,139	$90,548,025

Investments, at Cost	$35,039,632	$75,754,355	$171,929,658	$180,605,530	$78,728,737

PRICING OF SHARES:

Class I:
Net Assets	$3,946,290	$5,108,307	$23,787,949	$80,380,808	$43,760,695
Shares of beneficial interest outstanding	354,151	485,393	2,068,597	6,715,495	3,437,681
Net assets value, offering and redemption price per share	$11.14	$10.52	$11.50	$11.97	$12.73

Class II:
Net Assets	$31,756,256	$74,303,521	$166,384,581	$130,823,331	$46,787,330
Shares of beneficial interest outstanding	2,865,822	6,742,022	14,357,783	11,101,574	3,709,477
Net assets value, offering and redemption price per share	$11.08	$11.02	$11.59	$11.78	$12.61

See Notes to Financial Statements.
13 | June 30, 2017

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2017 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$423,648	$964,348	$2,204,682	$2,305,488	$947,716
Total Investment Income	423,648	964,348	2,204,682	2,305,488	947,716

EXPENSES:
Investment advisor fee	79,160	183,053	423,881	452,753	191,838
12b‐1 fees:
Class II	39,239	95,509	206,761	155,408	55,882
Custodian fees	2,835	3,272	5,154	8,183	4,181
Legal fees	1,989	4,138	9,175	9,393	3,944
Audit fees	9,679	9,677	9,677	9,676	9,679
Trustees' fees and expenses	3,522	8,218	18,769	19,773	8,284
Report to shareholder fees	1,954	4,799	9,934	12,288	5,420
Other expenses	4,997	7,501	12,948	12,916	7,293
Total expenses before waiver/reimbursements	143,375	316,167	696,299	680,390	286,521
Less fees waived/reimbursed by investment advisor
Class I	(1,173)	(308)	–	–	(2,085)
Class II	(9,728)	(4,823)	–	–	(2,244)
Total Net Expenses	132,474	311,036	696,299	680,390	282,192
Net Investment Income	291,174	653,312	1,508,383	1,625,098	665,524

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	126,563	1,286,116	3,831,961	4,647,720	1,963,554
Net change in unrealized appreciation on investments	819,829	2,193,713	6,705,081	9,725,941	4,803,722
Net Realized and Unrealized Gain on Investments	946,392	3,479,829	10,537,042	14,373,661	6,767,276
Net Increase in Net Assets Resulting from Operations	$1,237,566	$4,133,141	$12,045,425	$15,998,759	$7,432,800

See Notes to Financial Statements.
14 | June 30, 2017

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OPERATIONS:

Net investment income	$291,174	$632,071
Net realized gain/(loss)	126,563	(158,106)
Long‐term capital gain distributions from other investment companies	–	1,503
Net change in unrealized appreciation	819,829	1,312,550
Net increase in net assets resulting from operations	1,237,566	1,788,018

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(65,971)
Class II	–	(484,167)
From net realized gain
Class I	–	(95,595)
Class II	–	(833,694)
Total distributions	–	(1,479,427)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	398,984	900,784
Issued to shareholders in reinvestment of distributions	–	161,566
Cost of shares redeemed	(304,054)	(650,608)
Net increase from share transactions	94,930	411,742
Class II
Proceeds from sale of shares	3,723,606	9,446,702
Issued to shareholders in reinvestment of distributions	–	1,317,861
Cost of shares redeemed	(4,773,068)	(14,687,107)
Net decrease from share transactions	(1,049,462)	(3,922,544)

Net increase/(decrease) in net assets	283,034	(3,202,211)

NET ASSETS:

Beginning of period	35,419,512	38,621,723
End of period*	$35,702,546	$35,419,512

*Includes accumulated net investment income of:	$923,237	$632,063

See Notes to Financial Statements.
15 | June 30, 2017

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OTHER INFORMATION ‐ SHARES:

Class I
Sold	36,415	81,902
Reinvested	–	15,057
Redeemed	(27,840)	(58,999)
Net increase in shares outstanding	8,575	37,960
Class II
Sold	340,707	855,502
Reinvested	–	123,395
Redeemed	(437,527)	(1,327,830)
Net decrease in shares outstanding	(96,820)	(348,933)

(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
16 | June 30, 2017

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OPERATIONS:

Net investment income	$653,312	$1,409,396
Net realized gain	1,286,116	3,092,466
Long‐term capital gain distributions from other investment companies	–	2,670
Net change in unrealized appreciation	2,193,713	877,910
Net increase in net assets resulting from operations	4,133,141	5,382,442

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(97,345)
Class II	–	(1,304,180)
From net realized gain
Class I	–	(249,120)
Class II	–	(3,988,714)
Total distributions	–	(5,639,359)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	392,068	518,593
Issued to shareholders in reinvestment of distributions	–	346,465
Cost of shares redeemed	(249,455)	(511,877)
Net increase from share transactions	142,613	353,181
Class II
Proceeds from sale of shares	3,572,221	10,314,909
Issued to shareholders in reinvestment of distributions	–	5,292,894
Cost of shares redeemed	(10,852,616)	(25,961,384)
Net decrease from share transactions	(7,280,395)	(10,353,581)

Net decrease in net assets	(3,004,641)	(10,257,317)

NET ASSETS:

Beginning of period	82,416,469	92,673,786
End of period*	$79,411,828	$82,416,469

*Includes accumulated net investment income of:	$2,062,696	$1,409,384

See Notes to Financial Statements.

17 | June 30, 2017

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OTHER INFORMATION ‐ SHARES:

Class I
Sold	38,008	49,967
Reinvested	–	34,647
Redeemed	(23,935)	(49,716)
Net increase in shares outstanding	14,073	34,898
Class II
Sold	331,570	941,926
Reinvested	–	504,566
Redeemed	(1,001,557)	(2,387,260)
Net decrease in shares outstanding	(669,987)	(940,768)

(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.

18 | June 30, 2017

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OPERATIONS:

Net investment income	$1,508,383	$3,085,819
Net realized gain	3,831,961	10,668,998
Long‐term capital gain distributions from other investment companies	–	4,709
Net change in unrealized appreciation	6,705,081	1,958,559
Net increase in net assets resulting from operations	12,045,425	15,718,085

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(447,832)
Class II	–	(2,761,369)
From net realized gain
Class I	–	(1,088,980)
Class II	–	(7,967,253)
Total distributions	–	(12,265,434)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,228,504	2,799,288
Issued to shareholders in reinvestment of distributions	–	1,536,812
Cost of shares redeemed	(1,311,879)	(3,771,360)
Net increase/(decrease) from share transactions	(83,375)	564,740
Class II
Proceeds from sale of shares	9,015,258	19,928,667
Issued to shareholders in reinvestment of distributions	–	10,728,623
Cost of shares redeemed	(17,912,386)	(60,843,014)
Net decrease from share transactions	(8,897,128)	(30,185,724)

Net increase/(decrease) in net assets	3,064,922	(26,168,333)

NET ASSETS:

Beginning of period	187,107,608	213,275,941
End of period*	$190,172,530	$187,107,608

*Includes accumulated net investment income of:	$4,661,375	$3,152,992

See Notes to Financial Statements.

19 | June 30, 2017

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OTHER INFORMATION ‐ SHARES:

Class I
Sold	109,454	254,829
Reinvested	–	142,166
Redeemed	(117,601)	(340,979)
Net increase/(decrease) in shares outstanding	(8,147)	56,016
Class II
Sold	797,351	1,783,777
Reinvested	–	983,375
Redeemed	(1,583,122)	(5,506,319)
Net decrease in shares outstanding	(785,771)	(2,739,167)

(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.

See Notes to Financial Statements.

20 | June 30, 2017

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OPERATIONS:

Net investment income	$1,625,098	$3,062,493
Net realized gain	4,647,720	10,181,510
Long‐term capital gain distributions from other investment companies	–	2,925
Net change in unrealized appreciation	9,725,941	5,341,326
Net increase in net assets resulting from operations	15,998,759	18,588,254

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(1,233,087)
Class II	–	(1,722,422)
From net realized gain
Class I	–	(3,117,933)
Class II	–	(5,284,212)
Total distributions	–	(11,357,654)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,766,303	8,239,359
Issued to shareholders in reinvestment of distributions	–	4,351,020
Cost of shares redeemed	(2,795,080)	(8,587,979)
Net increase from share transactions	971,223	4,002,400
Class II
Proceeds from sale of shares	10,184,526	19,455,307
Issued to shareholders in reinvestment of distributions	–	7,006,634
Cost of shares redeemed	(10,913,433)	(44,851,590)
Net decrease from share transactions	(728,907)	(18,389,649)

Net increase/(decrease) in net assets	16,241,075	(7,156,649)

NET ASSETS:

Beginning of period	194,963,064	202,119,713
End of period*	$211,204,139	$194,963,064

*Includes accumulated net investment income of:	$4,771,186	$3,146,088

See Notes to Financial Statements.

21 | June 30, 2017

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OTHER INFORMATION ‐ SHARES:

Class I
Sold	323,548	751,002
Reinvested	–	391,984
Redeemed	(240,603)	(763,104)
Net increase in shares outstanding	82,945	379,882
Class II
Sold	882,893	1,789,336
Reinvested	–	639,875
Redeemed	(960,035)	(4,109,616)
Net decrease in shares outstanding	(77,142)	(1,680,405)

(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.

22 | June 30, 2017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)
OPERATIONS:
Net investment income	$665,524	$1,215,802
Net realized gain	1,963,554	5,404,127
Long‐term capital gain distributions from other investment companies	–	625
Net change in unrealized appreciation	4,803,722	2,047,442
Net increase in net assets resulting from operations	7,432,800	8,667,996

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(551,201)
Class II	–	(533,841)
From net realized gain
Class I	–	(1,727,885)
Class II	–	(2,088,477)
Total distributions	–	(4,901,404)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,960,137	7,453,474
Issued to shareholders in reinvestment of distributions	–	2,279,086
Cost of shares redeemed	(1,335,508)	(2,993,222)
Net increase from share transactions	2,624,629	6,739,338
Class II
Proceeds from sale of shares	5,654,668	10,175,519
Issued to shareholders in reinvestment of distributions	–	2,622,318
Cost of shares redeemed	(6,217,579)	(22,270,496)
Net decrease from share transactions	(562,911)	(9,472,659)

Net increase in net assets	9,494,518	1,033,271

NET ASSETS:

Beginning of period	81,053,507	80,020,236
End of period*	$90,548,025	$81,053,507

	$1,922,612	$1,257,088

*	Includes accumulated net investment income of:

See Notes to Financial Statements.

23 | June 30, 2017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(1)

OTHER INFORMATION ‐ SHARES:

Class I
Sold	320,226	646,820
Reinvested	–	194,130
Redeemed	(108,529)	(256,607)
Net increase in shares outstanding	211,697	584,343
Class II
Sold	461,379	890,587
Reinvested	–	225,092
Redeemed	(512,160)	(1,937,753)
Net decrease in shares outstanding	(50,781)	(822,074)

(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.

24 | June 30, 2017

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.75		$10.72	$11.27	$11.24	$11.24	$11.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.22	0.18	0.17	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.29		0.30	(0.29)	0.18	0.16	0.40
Total income/(loss) from investment operations	0.39		0.52	(0.11)	0.35	0.31	0.60

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.16)	(0.15)	(0.17)	(0.18)
From net realized gain	–		(0.29)	(0.28)	(0.17)	(0.14)	(0.21)
Total distributions	–		(0.49)	(0.44)	(0.32)	(0.31)	(0.39)
Net increase/(decrease) in net asset value	0.39		0.03	(0.55)	0.03	–	0.21
Net asset value ‐ end of year	$11.14		$10.75	$10.72	$11.27	$11.24	$11.24

Total Return*	3.63	%(3)	4.88%	(0.96)%	3.10%	2.77%	5.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,946		$3,714	$3,296	$3,340	$3,037	$3,039
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.59	%(4)	0.58%	0.57%	0.55%	0.58%	0.60%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.89	%(4)	1.97%	1.59%	1.48%	1.29%	1.75%
Portfolio turnover rate	15	%(3)	55%	37%	23%	19%	22%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

25 | June 30, 2017

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.70		$10.67	$11.22	$11.20	$11.20	$11.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.18	0.15	0.14	0.12	0.17
Net realized and unrealized gain/(loss) on investments	0.29		0.31	(0.28)	0.17	0.17	0.40
Total income/(loss) from investment operations	0.38		0.49	(0.13)	0.31	0.29	0.57

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.14)	(0.12)	(0.15)	(0.16)
From net realized gain	–		(0.29)	(0.28)	(0.17)	(0.14)	(0.21)
Total distributions	–		(0.46)	(0.42)	(0.29)	(0.29)	(0.37)
Net increase/(decrease) in net asset value	0.38		0.03	(0.55)	0.02	–	0.20
Net asset value ‐ end of year	$11.08		$10.70	$10.67	$11.22	$11.20	$11.20

Total Return*	3.55	%(3)	4.61%	(1.21)%	2.77%	2.56%	5.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$31,756		$31,705	$35,325	$36,575	$36,295	$35,950
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.84	%(4)	0.83%	0.82%	0.80%	0.83%	0.85%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.63	%(4)	1.66%	1.33%	1.22%	1.05%	1.53%
Portfolio turnover rate	15	%(3)	55%	37%	23%	19%	22%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26 | June 30, 2017

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.00		$10.12	$10.93	$10.90	$10.41	$10.11
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.20	0.18	0.17	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.42		0.49	(0.35)	0.22	0.63	0.63
Total income/(loss) from investment operations	0.52		0.69	(0.17)	0.39	0.78	0.83

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.21)	(0.16)	(0.19)	(0.20)
From net realized gain	–		(0.58)	(0.43)	(0.20)	(0.10)	(0.33)
Total distributions	–		(0.81)	(0.64)	(0.36)	(0.29)	(0.53)
Net increase/(decrease) in net asset value	0.52		(0.12)	(0.81)	0.03	0.49	0.30
Net asset value ‐ end of year	$10.52		$10.00	$10.12	$10.93	$10.90	$10.41

Total Return*	5.20	%(3)	6.73%	(1.52)%	3.63%	7.58%	8.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,108		$4,712	$4,417	$4,227	$3,736	$3,315
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(4)	0.54%	0.52%	0.50%	0.53%	0.52%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.52%	0.50%	0.53%	0.52%
Net investment income after waiver/reimbursements	1.87	%(4)	1.92%	1.63%	1.56%	1.39%	1.90%
Portfolio turnover rate	13	%(3)	40%	24%	16%	12%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

27 | June 30, 2017

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.48		$10.57	$11.37	$11.33	$10.81	$10.49
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.18	0.15	0.15	0.13	0.17
Net realized and unrealized gain/(loss) on investments	0.45		0.50	(0.35)	0.22	0.65	0.66
Total income/(loss) from investment operations	0.54		0.68	(0.20)	0.37	0.78	0.83

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.17)	(0.13)	(0.16)	(0.18)
From net realized gain	–		(0.58)	(0.43)	(0.20)	(0.10)	(0.33)
Total distributions	–		(0.77)	(0.60)	(0.33)	(0.26)	(0.51)
Net increase/(decrease) in net asset value	0.54		(0.09)	(0.80)	0.04	0.52	0.32
Net asset value ‐ end of year	$11.02		$10.48	$10.57	$11.37	$11.33	$10.81

Total Return*	5.15	%(3)	6.37%	(1.68)%	3.30%	7.33%	7.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$74,304		$77,704	$88,257	$107,135	$110,724	$109,407
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(4)	0.79%	0.77%	0.76%	0.78%	0.77%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.77%	0.76%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.59	%(4)	1.63%	1.33%	1.29%	1.14%	1.57%
Portfolio turnover rate	13	%(3)	40%	24%	16%	12%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28 | June 30, 2017

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.78		$10.64	$11.37	$11.18	$10.18	$9.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.21	0.19	0.19	0.17	0.21
Net realized and unrealized gain/(loss) on investments	0.62		0.72	(0.42)	0.34	1.07	0.86
Total income/(loss) from investment operations	0.72		0.93	(0.23)	0.53	1.24	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.19)	(0.16)	(0.18)	(0.18)
From net realized gain	–		(0.56)	(0.31)	(0.18)	(0.06)	(0.45)
Total distributions	–		(0.79)	(0.50)	(0.34)	(0.24)	(0.63)
Net increase/(decrease) in net asset value	0.72		0.14	(0.73)	0.19	1.00	0.44
Net asset value ‐ end of year	$11.50		$10.78	$10.64	$11.37	$11.18	$10.18

Total Return*	6.68	%(3)	8.69%	(1.97)%	4.79%	12.19%	11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$23,788		$22,388	$21,502	$20,807	$19,383	$13,860
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(4)	0.52%	0.51%	0.50%	0.52%	0.51%
Net expenses after waiver/reimbursements	0.52	%(4)	0.52%	0.51%	0.50%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.84	%(4)	1.86%	1.68%	1.70%	1.59%	2.06%
Portfolio turnover rate	13	%(3)	34%	29%	19%	11%	18%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

29 | June 30, 2017

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.88		$10.72	$11.45	$11.26	$10.26	$9.81
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.17	0.16	0.17	0.14	0.18
Net realized and unrealized gain/(loss) on investments	0.62		0.74	(0.42)	0.34	1.07	0.88
Total income/(loss) from investment operations	0.71		0.91	(0.26)	0.51	1.21	1.06

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.16)	(0.14)	(0.15)	(0.16)
From net realized gain	–		(0.56)	(0.31)	(0.18)	(0.06)	(0.45)
Total distributions	–		(0.75)	(0.47)	(0.32)	(0.21)	(0.61)
Net increase/(decrease) in net asset value	0.71		0.16	(0.73)	0.19	1.00	0.45
Net asset value ‐ end of year	$11.59		$10.88	$10.72	$11.45	$11.26	$10.26

Total Return*	6.53	%(3)	8.48%	(2.22)%	4.51%	11.86%	10.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$166,385		$164,720	$191,774	$207,046	$199,551	$177,384
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(4)	0.77%	0.76%	0.75%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.77	%(4)	0.77%	0.76%	0.75%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.57	%(4)	1.56%	1.40%	1.43%	1.30%	1.68%
Portfolio turnover rate	13	%(3)	34%	29%	19%	11%	18%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30 | June 30, 2017

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.04		$10.68	$11.27	$10.91	$9.48	$9.17
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.20	0.18	0.18	0.16	0.18
Net realized and unrealized gain/(loss) on investments	0.83		0.86	(0.44)	0.34	1.42	1.02
Total income/(loss) from investment operations	0.93		1.06	(0.26)	0.52	1.58	1.20

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.17)	(0.14)	(0.14)	(0.15)
From net realized gain	–		(0.50)	(0.16)	(0.02)	(0.01)	(0.74)
Total distributions	–		(0.70)	(0.33)	(0.16)	(0.15)	(0.89)
Net increase/(decrease) in net asset value	0.93		0.36	(0.59)	0.36	1.43	0.31
Net asset value ‐ end of year	$11.97		$11.04	$10.68	$11.27	$10.91	$9.48

Total Return*	8.42	%(3)	9.88%	(2.22)%	4.85%	16.78%	13.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$80,381		$73,255	$66,750	$63,676	$53,553	$37,403
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(4)	0.52%	0.51%	0.50%	0.52%	0.52%
Net expenses after waiver/reimbursements	0.52	%(4)	0.52%	0.51%	0.50%	0.52%	0.52%
Net investment income after waiver/reimbursements	1.77	%(4)	1.78%	1.60%	1.64%	1.53%	1.84%
Portfolio turnover rate	16	%(3)	37%	28%	16%	6%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

31 | June 30, 2017

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$10.89		$10.53	$11.12	$10.77	$9.36	$9.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.16	0.15	0.15	0.12	0.14
Net realized and unrealized gain/(loss) on investments	0.80		0.86	(0.44)	0.34	1.42	1.02
Total income/(loss) from investment operations	0.89		1.02	(0.29)	0.49	1.54	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.14)	(0.12)	(0.12)	(0.13)
From net realized gain	–		(0.50)	(0.16)	(0.02)	(0.01)	(0.74)
Total distributions	–		(0.66)	(0.30)	(0.14)	(0.13)	(0.87)
Net increase/(decrease) in net asset value	0.89		0.36	(0.59)	0.35	1.41	0.29
Net asset value ‐ end of year	$11.78		$10.89	$10.53	$11.12	$10.77	$9.36

Total Return*	8.17	%(3)	9.69%	(2.51)%	4.57%	16.54%	12.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$130,823		$121,708	$135,370	$145,233	$142,959	$120,573
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(4)	0.77%	0.76%	0.75%	0.77%	0.77%
Net expenses after waiver/reimbursements	0.77	%(4)	0.77%	0.76%	0.75%	0.77%	0.77%
Net investment income after waiver/reimbursements	1.52	%(4)	1.47%	1.32%	1.35%	1.23%	1.47%
Portfolio turnover rate	16	%(3)	37%	28%	16%	6%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32 | June 30, 2017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.65		$11.13	$11.79	$11.48	$9.88	$8.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.20	0.19	0.20	0.18	0.18
Net realized and unrealized gain/(loss) on investments	0.98		1.08	(0.51)	0.34	1.64	1.08
Total income/(loss) from investment operations	1.08		1.28	(0.32)	0.54	1.82	1.26

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.17)	(0.14)	(0.14)	(0.13)
From net realized gain	–		(0.58)	(0.17)	(0.09)	(0.08)	(0.00	)(3)
Total distributions	–		(0.76)	(0.34)	(0.23)	(0.22)	(0.13)
Net increase/(decrease) in net asset value	1.08		0.52	(0.66)	0.31	1.60	1.13
Net asset value ‐ end of year	$12.73		$11.65	$11.13	$11.79	$11.48	$9.88

Total Return*	9.27	%(4)	11.45%	(2.65)%	4.74%	18.53%	14.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$43,761		$37,588	$29,410	$25,603	$20,301	$13,256
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(5)	0.55%	0.53%	0.51%	0.55%	0.57%
Net expenses after waiver/reimbursements	0.53	%(5)	0.53%	0.52%	0.51%	0.52%	0.53%
Net investment income after waiver/reimbursements	1.71	%(5)	1.77%	1.56%	1.70%	1.63%	1.91%
Portfolio turnover rate	15	%(4)	46%	27%	19%	8%	23%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

33 | June 30, 2017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.56		$11.04	$11.70	$11.39	$9.82	$8.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.16	0.15	0.17	0.14	0.14
Net realized and unrealized gain/(loss) on investments	0.96		1.09	(0.50)	0.34	1.63	1.09
Total income/(loss) from investment operations	1.05		1.25	(0.35)	0.51	1.77	1.23

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.15)	(0.14)	(0.11)	(0.12)	(0.11)
From net realized gain	–		(0.58)	(0.17)	(0.09)	(0.08)	(0.00	)(3)
Total distributions	–		(0.73)	(0.31)	(0.20)	(0.20)	(0.11)
Net increase/(decrease) in net asset value	1.05		0.52	(0.66)	0.31	1.57	1.12
Net asset value ‐ end of year	$12.61		$11.56	$11.04	$11.70	$11.39	$9.82

Total Return*	9.08	%(4)	11.21%	(2.92)%	4.56%	18.12%	14.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$46,787		$43,465	$50,611	$53,164	$48,589	$38,551
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(5)	0.80%	0.78%	0.76%	0.80%	0.82%
Net expenses after waiver/reimbursements	0.78	%(5)	0.78%	0.77%	0.76%	0.77%	0.78%
Net investment income after waiver/reimbursements	1.42	%(5)	1.39%	1.25%	1.41%	1.31%	1.51%
Portfolio turnover rate	15	%(4)	46%	27%	19%	8%	23%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

34 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2017 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “AMEI Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.

Portfolio Overview

During the six‐month period from January 1, 2017 to June 30, 2017, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of ‐1.73% (Class III delivered a net return of ‐1.94%). This compares to the Fund’s index, the Alerian Energy Infrastructure Index (“AMEI”), which fell ‐3.6% and ‐1.2% on a price and total return basis, respectively.

During the period, Spectra Energy (SE) was removed during a special rebalancing due to its merger with Enbridge Energy (ENB).

In January, energy infrastructure companies rallied, largely as a function of the new administration and its pro‐energy stance. Expedited approvals for the Dakota Access Pipeline and Keystone XL projects resulted in energy infrastructure companies rallying further. However, as oil prices began to decline from mid‐$50/barrel to sub‐$50/barrel in March, energy infrastructure equity performance became sluggish, mirroring the broader selloff in the energy sector. While oil prices recovered during a few periods in April and May, by June, oil prices fell again below $50/barrel to end the month around $45/barrel. This pricing volatility has continued to impact the performance of energy infrastructure companies.

Volatility equals uncertainty, and uncertainty is the enemy of premium valuations. If oil averages $50 but swings wildly, investors are likely to remain skittish. On the other hand, stability at $50 or higher will likely push equity prices higher. Investors appear to remain focused on the significant amount of crude sitting in storage tanks, the large inventory of drilled uncompleted wells, uncertainty around global demand, and continued innovation by US shale producers in the Permian and SCOOP/STACK (South Central Oklahoma Oil Province and the Sooner Trend Anadarko Canadian Kingfisher) plays and, consequently, lower breakeven prices. While we do not believe oil will retest the lows of 2016, the combination of reserves, demand concerns, and efficiency is likely to put a ceiling on any meaningful near‐term improvement in prices.

Despite the volatility in commodity prices, total North American production has continued to increase, largely as a function of productivity gains. Energy infrastructure companies are expected to continue building and operating the necessary infrastructure to connect the wellhead to the end user. Technological advances in upstream are likely to continue, thereby lowering breakeven costs for producers and indirectly providing volume and cash flow support for fee‐based midstream assets.

35 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2017 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2017

				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/17
	Six Months[1]	1 Year	3 Year	(5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure
Portfolio ‐ Class I	‐1.73%	10.47%	‐6.35%	1.11%	1.00%	0.95%
ALPS | Alerian Energy Infrastructure
Portfolio ‐ Class III	‐1.94%	10.02%	‐6.75%	0.67%	1.35%	1.30%
Alerian Energy Infrastructure Index[3]	‐1.21%	11.79%	‐5.24%	2.42%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2018. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The Alerian Energy Infrastructure Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor (the “Distributor”). The Distributor is not affiliated with Alerian.

36 | June 30, 2017

 ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2017 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2017)

Williams Cos., Inc.	5.24%
ONEOK, Inc.	5.19%
Pembina Pipeline Corp.	5.13%
Enbridge, Inc.	5.12%
Energy Transfer Equity LP	5.09%
TransCanada Corp.	5.08%
Kinder Morgan, Inc.	5.05%
Enterprise Products Partners LP	5.00%
Magellan Midstream Partners LP	4.86%
Plains GP Holdings LP	4.85%
Total	50.61%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2017.
Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2017)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
37 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies ‐ 25.42%
AltaGas, Ltd.	62,075	$1,420,717
Enbridge, Inc.	110,024	4,382,973
Gibson Energy, Inc.	53,115	686,465
Inter Pipeline, Ltd.	137,861	2,700,239
Keyera Corp.	69,098	2,175,031
Pembina Pipeline Corp.	132,525	4,389,226
TransCanada Corp.	91,235	4,349,281
Veresen, Inc.	117,427	1,660,712

Total Canadian Energy Infrastructure Companies (Cost $21,705,560)		21,764,644

U.S. Energy Infrastructure Companies ‐ 24.15%
CenterPoint Energy, Inc.	146,949	4,023,464
Dominion Energy, Inc.	52,445	4,018,860
Kinder Morgan, Inc.	225,776	4,325,868
Macquarie Infrastructure Corp.	26,504	2,077,914
OGE Energy Corp.	67,909	2,362,554
SemGroup Corp., Class A	22,463	606,501
Targa Resources Corp.	72,333	3,269,452

Total U.S. Energy Infrastructure Companies (Cost $18,970,061)		20,684,613

U.S. Energy Infrastructure MLPs ‐ 24.97%
Antero Midstream Partners LP	21,763	722,096
Buckeye Partners LP	39,734	2,540,195
Cheniere Energy Partners LP	12,813	415,141
Energy Transfer Equity LP	242,572	4,356,593
Enterprise Products Partners LP	157,992	4,278,423
EQT GP Holdings LP	7,457	224,829
Magellan Midstream Partners LP	58,354	4,158,890
MPLX LP	77,696	2,595,046
NuStar GP Holdings LLC	9,585	234,353
Phillips 66 Partners LP	12,398	612,709
Shell Midstream Partners LP	25,063	759,409
Western Gas Equity Partners LP	11,328	487,331

Total U.S. Energy Infrastructure MLPs (Cost $21,040,576)		21,385,015
	Shares	Value
U.S. General Partners ‐ 25.41%
Archrock, Inc.	178,027	$2,029,508
EnLink Midstream LLC	161,519	2,842,734
ONEOK, Inc.	85,262	4,447,266
Plains GP Holdings LP	158,820	4,154,731
Tallgrass Energy GP LP	149,325	3,797,335
Williams Cos., Inc.	148,103	4,484,559

Total U.S. General Partners (Cost $20,124,244)		21,756,133

Total Investments ‐ 99.95% (Total cost $81,840,441)		85,590,405

Other Assets in Excess of Liabilities ‐ 0.05%		42,671

Net Assets ‐ 100.00%		$85,633,076

See Notes to Financial Statements.
38 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2017 (Unaudited)

ASSETS:

Investments, at value	$85,590,405
Receivable for investments sold	120,091
Receivable for shares sold	113,331
Dividends receivable	95,959
Other assets	4,046
Total Assets	85,923,832

LIABILITIES:

Payable to custodian for overdraft	105,903
Payable for shares redeemed	61,787
Payable to advisor	45,861
Payable for distribution and service fees	34,157
Payable for audit fees	16,590
Payable for trustees' fees	611
Accrued expenses and other liabilities	25,847
Total Liabilities	290,756
Net Assets	$85,633,076

NET ASSETS CONSIST OF:

Paid‐in capital	$93,970,712
Accumulated net investment income	1,264,525
Accumulated net realized loss	(13,353,495)
Net unrealized appreciation	3,751,334
Net Assets	$85,633,076

Investments, at Cost	$81,840,441

PRICING OF SHARES:

Class I:
Net Assets	$363,973
Shares of beneficial interest outstanding	37,723
Net assets value, offering and redemption price per share	$9.65

Class III:
Net Assets	$85,269,103
Shares of beneficial interest outstanding	8,871,473
Net assets value, offering and redemption price per share	$9.61

See Notes to Financial Statements.
39 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $83,037)	$2,135,540
Total Investment Income	2,135,540

EXPENSES:
Investment advisor fee	312,041
12b‐1 fees:
Class III	110,975
Shareholder servicing fees:
Class I	281
Class III	110,975
Custodian fees	13,278
Legal fees	4,456
Audit fees	10,788
Trustees' fees and expenses	9,174
Report to shareholder fees	11,165
Other expenses	7,830
Total expenses before waiver/reimbursements	590,963
Less fees waived/reimbursed by investment advisor
Class I	(52)
Class III	(11,897)
Total Net Expenses	579,014
Net Investment Income	1,556,526

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(42,224)
Foreign currency transactions	(3,793)
Net realized loss	(46,017)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,212,098)
Translation of assets and liabilities denominated in foreign currencies	815
Net change in unrealized appreciation/(depreciation)	(3,211,283)
Net Realized and Unrealized Loss on Investments	(3,257,300)
Net Decrease in Net Assets Resulting from Operations	$(1,700,774)

See Notes to Financial Statements.

40 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
OPERATIONS:

Net investment income	$1,556,526	$2,044,645
Net realized loss	(46,017)	(11,578,171)
Net change in unrealized appreciation/(depreciation)	(3,211,283)	33,876,211
Net increase/(decrease) in net assets resulting from operations	(1,700,774)	24,342,685

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(8,395)
Class III	–	(1,657,646)
Total distributions	–	(1,666,041)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	24,398	245,703
Issued to shareholders in reinvestment of distributions	–	8,395
Cost of shares redeemed	(47,693)	(347,590)
Net decrease from share transactions	(23,295)	(93,492)
Class III
Proceeds from sale of shares	10,714,339	29,048,165
Issued to shareholders in reinvestment of distributions	–	1,657,646
Cost of shares redeemed	(11,150,840)	(18,236,249)
Net increase/(decrease) from share transactions	(436,501)	12,469,562

Net increase/(decrease) in net assets	(2,160,570)	35,052,714

NET ASSETS:

Beginning of period	87,793,646	52,740,932
End of period*	$85,633,076	$87,793,646

*Includes accumulated net investment income/(loss) of:	$1,264,525	$(292,001)

OTHER INFORMATION ‐ SHARES:

Class I
Sold	2,509	33,543
Reinvested	–	877
Redeemed	(4,819)	(40,907)
Net decrease in shares outstanding	(2,310)	(6,487)
Class III
Sold	1,082,414	3,491,127
Reinvested	–	173,576
Redeemed	(1,132,858)	(2,127,385)
Net increase/(decrease) in shares outstanding	(50,444)	1,537,318

See Notes to Financial Statements.
41 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.82		$7.10	$11.91	$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.19		0.28	0.34	0.32	0.18
Net realized and unrealized gain/(loss) on investments	(0.36)		2.65	(4.86)	1.00	0.58
Total income/(loss) from investment operations	(0.17)		2.93	(4.52)	1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.10)	(0.10)	–
From net realized gain	–		–	(0.19)	(0.07)	–
Total distributions	–		(0.21)	(0.29)	(0.17)	–
Net increase/(decrease) in net asset value	(0.17)		2.72	(4.81)	1.15	0.76
Net asset value ‐ end of period	$9.65		$9.82	$7.10	$11.91	$10.76

Total Return*	(1.73	)%(2)	41.39%	(37.71)%	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$364		$393	$330	$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.98	%(3)	0.95%	0.94%	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.90%	0.90%	0.80%	0.80	%(3)
Net investment income after waiver/reimbursements	3.81	%(3)	3.32%	3.37%	2.73%	2.67	%(3)
Portfolio turnover rate	19	%(2)	50%	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
42 | June 30, 2017

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).

				Class III
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$9.80		$7.10	$11.90	$10.72	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17		0.25	0.31	0.27	0.14
Net realized and unrealized gain/(loss) on investments	(0.36)		2.64	(4.85)	1.00	0.58
Total income/(loss) from investment operations	(0.19)		2.89	(4.54)	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.07)	(0.01)	–
From net realized gain	–		–	(0.19)	(0.08)	–
Total distributions	–		(0.19)	(0.26)	(0.09)	–
Net increase/(decrease) in net asset value	(0.19)		2.70	(4.80)	1.18	0.72
Net asset value ‐ end of period	$9.61		$9.80	$7.10	$11.90	$10.72

Total Return*	(1.94	)%(2)	40.80%	(37.92)%	11.91%	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$85,269		$87,401	$52,411	$68,777	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.33	%(3)	1.35%	1.27%	1.40%	2.22	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.23%	1.28%	1.30	%(3)
Net investment income after waiver/reimbursements	3.49	%(3)	2.91%	3.07%	2.24%	2.16	%(3)
Portfolio turnover rate	19	%(2)	50%	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

43 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview	June 30, 2017 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non‐U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio  does  not  invest  directly  in  private  companies,  it  is  managed  with  a  similar  approach:  identifying  and  investing  in  long‐term,  high‐quality Listed Private Equity Companies.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2017

			Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/17
	Six Months[1]	1 Year	(10/24/14)	Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class I	18.04%	29.85%	11.03%	2.98%	1.95%
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class III	17.72%	29.36%	10.69%	2.88%	2.30%
Red Rocks Global Listed Private Equity Index[3]	16.64%	33.22%	12.44%
MSCI World Total Return Index[4]	10.66%	18.20%	7.44%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The  graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2018. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

[4]
MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed  Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance  of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of  an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio. The Distributor is affiliated with Red Rocks Capital.

44 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	June 30, 2017 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2017)

AURELIUS Equity Opportunities SE & Co. KGaA	4.09%
3i Group PLC	3.79%
IAC/InterActiveCorp	3.78%
Onex Corp.	3.61%
Blackstone Group LP	3.59%
Brookfield Asset Management, Inc.	3.51%
Schouw & Co. AB	3.34%
Ares Capital Corp.	3.18%
Ackermans & van Haaren NV	2.78%
Princess Private Equity Holding, Ltd.	2.69%
Total	34.36%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2017.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2017)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be  higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
45 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Closed‐End Funds ‐ 11.66%
Financials ‐ 11.66%
3i Infrastructure PLC	90,208	$224,409
Apax Global Alpha, Ltd. (1)(2)	112,128	221,983
HBM Healthcare Investments AG, Class A	3,172	376,114
HgCapital Trust PLC	21,249	467,720
NB Private Equity Partners, Ltd.	29,600	405,573
Riverstone Energy, Ltd. (3)	22,835	373,255

Total Financials		2,069,054

Total Closed‐End Funds
(Cost $1,821,137)		2,069,054

Common Stocks ‐ 83.87%
Consumer Discretionary ‐ 4.53%
Grand Parade Investments, Ltd.	301,508	67,066
Liberty Formula One, Class A (3)	6,100	213,683
Liberty SiriusXM, Class A (3)	3,881	162,924
Liberty Ventures, Class A (3)	6,900	360,801

Total Consumer
Discretionary		804,474

Consumer Staples ‐ 4.32%
Schouw & Co. AB	5,531	593,425
Wesfarmers, Ltd.	5,692	175,520

Total Consumer Staples		768,945

Financials ‐ 60.13%
3i Group PLC	57,200	672,364
Ackermans & van Haaren NV	2,950	492,598
Aker ASA, Class A	4,830	158,517
Alleghany Corp. (3)	368	218,886
Apollo Global Management LLC, Class A	7,133	188,668
Ares Capital Corp.	34,400	563,472
AURELIUS Equity Opportunities SE & Co. KGaA	13,500	725,235
Blackstone Group LP	19,100	636,985
Brait SE (3)	25,731	119,032
Brederode SA	7,883	437,934
Brookfield Asset Management, Inc., Class A	15,899	623,400
Carlyle Group LP	15,277	301,721
Compass Diversified Holdings LP	10,105	176,332
Eurazeo SA	3,899	292,534
FNFV Group (3)	19,800	312,840
HAL Trust	1,227	253,012
Intermediate Capital Group PLC	32,200	349,141
Investor AB, B Shares	8,000	385,533

	Shares	Value
Financials (continued)
KKR & Co. LP	22,600	$420,360
Leucadia National Corp.	8,754	229,005
mutares AG	16,550	256,697
Onex Corp.	8,000	640,407
Partners Group Holding AG	578	358,349
Princess Private Equity Holding, Ltd.	41,750	477,206
Ratos AB, B Shares	46,204	220,471
Remgro, Ltd.	8,698	141,921
Solar Capital, Ltd.	11,950	261,347
THL Credit, Inc.	14,552	144,792
Transaction Capital, Ltd.	169,951	191,613
Wendel SA	2,833	419,348

Total Financials		10,669,720

Health Care ‐ 1.21%
Danaher Corp.	2,550	215,195

Industrials ‐ 7.82%
Brookfield Business Partners LP	7,320	198,006
Fortress Transportation & Infrastructure Investors LLC	13,550	215,987
Gesco AG	6,045	171,158
Hosken Consolidated Investments, Ltd.	15,838	161,522
Indus Holding AG	4,700	333,359
Macquarie Infrastructure Corp.	3,900	305,760

Total Industrials		1,385,792

Information Technology ‐ 3.79%
IAC/InterActiveCorp (3)	6,500	671,060

Utilities ‐ 2.07%
Brookfield Infrastructure Partners LP, Class A	8,997	368,067

Total Common Stocks
(Cost $12,720,964)		14,883,253

See Notes to Financial Statements.
46 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments (continued)	As of June 30, 2017 (Unaudited)

	7-Day Yield	Shares	Value
Short Term Security ‐ 5.93%
State Street Institutional Treasury Plus Money Market Fund	0.861%	1,052,151	$1,052,151

Total Short Term Security
(Cost $1,052,151)			1,052,151

Total Investments ‐ 101.46%
(Total cost $15,594,252)			18,004,458

Liabilities in Excess of Other Assets ‐ (1.46)%			(260,478)

Net Assets ‐ 100.00%			$17,743,980

(1)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities were $221,983, representing 1.25% of net assets.

(2)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $221,983, representing 1.25% of net assets.

(3)	Non-income producing security.

See Notes to Financial Statements.
47 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Assets and Liabilities	As of June 30, 2017 (Unaudited)

ASSETS:

Investments, at value	$18,004,458
Foreign currency, at value (Cost $52,699)	52,701
Receivable for shares sold	18,302
Dividends receivable	89,571
Other assets	574
Total Assets	18,165,606

LIABILITIES:

Payable for investments purchased	373,146
Payable for shares redeemed	2,661
Payable to advisor	7,621
Payable for distribution and service fees	7,161
Payable for audit fees	18,683
Payable for trustees' fees	77
Accrued expenses and other liabilities	12,277
Total Liabilities	421,626
Net Assets	$17,743,980

NET ASSETS CONSIST OF:

Paid‐in capital	$15,058,485
Accumulated net investment income	591,137
Accumulated net realized loss	(316,807)
Net unrealized appreciation	2,411,165
Net Assets	$17,743,980

Investments, at Cost	$15,594,252

PRICING OF SHARES:

Class I:
Net Assets	$129,598
Shares of beneficial interest outstanding	10,370
Net assets value, offering and redemption price per share	$12.50

Class III:
Net Assets	$17,614,382
Shares of beneficial interest outstanding	1,352,928
Net assets value, offering and redemption price per share	$13.02

See Notes to Financial Statements.

48 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $20,256)	$430,419
Total Investment Income	430,419

EXPENSES:
Investment advisor fee	61,370
12b‐1 fees:
Class III	16,918
Shareholder servicing fees:
Class I	77
Class III	16,918
Custodian fees	7,293
Legal fees	572
Audit fees	10,294
Trustees' fees and expenses	1,251
Report to shareholder fees	2,948
Other expenses	7,874
Total expenses before waiver/reimbursements	125,515
Less fees waived/reimbursed by investment advisor
Class I	(200)
Class III	(26,375)
Total Net Expenses	98,940
Net Investment Income	331,479

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(55,648)
Foreign currency transactions	4,053
Net realized loss	(51,595)
Net change in unrealized appreciation on:
Investments	1,927,164
Translation of assets and liabilities denominated in foreign currencies	1,614
Net change in unrealized appreciation	1,928,778
Net Realized and Unrealized Gain on Investments	1,877,183
Net Increase in Net Assets Resulting from Operations	$2,208,662

See Notes to Financial Statements.

49 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

OPERATIONS:

Net investment income	$331,479	$261,589
Net realized loss	(51,595)	(239,451)
Long‐term capital gain distributions from other investment companies	–	18,285
Net change in unrealized appreciation	1,928,778	773,662
Net increase in net assets resulting from operations	2,208,662	814,085

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(3,428)
Class III	–	(79,825)
From net realized gain
Class I	–	(19)
Class III	–	(3,223)
Total distributions	–	(86,495)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	88,578	438,425
Issued to shareholders in reinvestment of distributions	–	3,447
Cost of shares redeemed	(40,275)	(797,708)
Net increase/(decrease) from share transactions	48,303	(355,836)
Class III
Proceeds from sale of shares	5,321,790	5,843,640
Issued to shareholders in reinvestment of distributions	–	83,048
Cost of shares redeemed	(1,311,392)	(1,418,379)
Net increase from share transactions	4,010,398	4,508,309

Net increase in net assets	6,267,363	4,880,063

NET ASSETS:

Beginning of period	11,476,617	6,596,554
End of period*	$17,743,980	$11,476,617

*Includes accumulated net investment income of:	$591,137	$259,658

See Notes to Financial Statements.

50 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

OTHER INFORMATION ‐ SHARES:

Class I
Sold	7,578	44,779
Reinvested	–	322
Redeemed	(3,381)	(82,909)
Net increase/(decrease) in shares outstanding	4,197	(37,808)
Class III
Sold	430,222	562,644
Reinvested	–	7,442
Redeemed	(109,226)	(133,563)
Net increase in shares outstanding	320,996	436,523

See Notes to Financial Statements.

51 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.60		$10.33		$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.31		0.78		0.18		0.02
Net realized and unrealized gain/(loss) on investments	1.59		0.08		(0.29)		0.46
Total income/(loss) from investment operations	1.90		0.86		(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.59)		(0.04)		–
From net realized gain	–		(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.59)		(0.04)		–
Net increase/(decrease) in net asset value	1.90		0.27		(0.15)		0.48
Net asset value ‐ end of period	$12.50		$10.60		$10.33		$10.48

Total Return*	17.92	%(3)	8.30%		(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$130		$65		$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.49	%(4)	2.12%		5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.10	%(4)	1.09%		1.08%		0.95	%(4)
Net investment income after waiver/ reimbursements	5.37	%(4)	7.81%		1.76%		0.82	%(4)
Portfolio turnover rate	9	%(3)	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
52 | June 30, 2017

ALPS | Red Rocks Listed Private Equity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$11.06		$10.32		$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.29		0.31		0.15		0.01
Net realized and unrealized gain/(loss) on investments	1.67		0.51		(0.29)		0.46
Total income/(loss) from investment operations	1.96		0.82		(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.08)		(0.01)		–
From net realized gain	–		(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.08)		(0.01)		–
Net increase/(decrease) in net asset value	1.96		0.74		(0.15)		0.47
Net asset value ‐ end of period	$13.02		$11.06		$10.32		$10.47

Total Return*	17.72	%(3)	7.97%		(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$17,614		$11,411		$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.84	%(4)	2.03%		5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.45	%(4)	1.45%		1.44%		1.45	%(4)
Net investment income after waiver/ reimbursements	4.85	%(4)	2.92%		1.46%		0.32	%(4)
Portfolio turnover rate	9	%(3)	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

53 | June 30, 2017

ALPS | Stadion Core ETF Portfolio

Performance Overview	June 30, 2017 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Core ETF Portfolio (the “Portfolio” or the “Core Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

The Portfolio is actively managed, investing primarily in exchange traded funds (“ETFs”). The investment approach of the Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2017

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/17
	Six Months[1]	1 Year	3 Year	(4/30/14)	Gross	Net[2]
ALPS | Stadion Core ETF Portfolio ‐ Class I	6.81%	17.53%	3.45%	4.49%	1.05%	0.98%
ALPS | Stadion Core ETF Portfolio ‐ Class III	6.75%	16.96%	3.17%	4.19%	1.76%	1.33%
S&P Target Risk® Growth Index[3]	8.13%	11.39%	4.83%	5.60%
80% S&P 500® and 20% Bloomberg Barclays U.S. Aggregate[4]	7.90%	14.06%	8.25%	9.08%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2017. The Adviser and Stadion Money Management, LLC (the "Sub-Adviser) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.65% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2018. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
Effective April 30, 2017, the Portfolio changed its primary benchmark from the S&P 500® Index to the S&P Target Risk® Growth Index. The S&P Target Risk® Growth Index seeks to provide increased exposure to equities, while also using some fixed income exposure to dampen risk. An investor cannot invest directly in an index.

[4]
The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Defensive Portfolio. The Distributor is not affiliated with the Sub‐Adviser.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.
54 | June 30, 2017

ALPS | Stadion Core ETF Portfolio – Class I

Performance Overview (continued)	June 30, 2017 (Unaudited)

Top Ten Long Holdings(1)(2) (as of June 30, 2017)

Core S&P 500® ETF	23.02%
Core U.S. Aggregate Bond ETF	10.59%
Core MSCI EAFE ETF	10.57%
Vanguard® Short‐Term Bond ETF	9.15%
iBoxx $ Investment Grade Corporate Bond ETF	7.22%
Core MSCI Total International Stock ETF	5.76%
MBS ETF	4.81%
SPDR® S&P MidCap 400® ETF Trust	4.81%
PowerShares QQQ Trust™ Series 1	4.21%
Vanguard® Long‐Term Bond ETF	3.85%
Total	83.99%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2017.

Sector Allocation (1)(2)

Growth of $10,000 (as of June 30, 2017)

ALPS | Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect.  In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
55 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio

Performance Overview	June 30, 2017 (Unaudited)

Investment Objective

The  investment  objective  of  the  ALPS  |  Stadion  Tactical  Growth  Portfolio  (the  “Portfolio”  or  the  “Growth  Fund”)  is  to  seek  long‐term  capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market exchange traded funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2017

			Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/17
	Six Months[1]	1 Year	(4/30/15)	Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio ‐ Class I	3.47%	13.00%	3.68%	2.33%	1.15%
ALPS | Stadion Tactical Growth Portfolio ‐ Class III	3.28%	12.45%	3.30%	2.52%	1.50%
Morningstar Moderately Aggressive Target Risk Index[3]	5.71%	15.13%	5.71%
S&P 500® Total Return Index[4]	9.34%	17.90%	9.52%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2017. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2018. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
Effective April 30, 2017, the Portfolio changed its primary benchmark from the S&P 500® Index to the Morningstar Moderately Aggressive Target Risk Index. The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

[4]
The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: The Sharpe ratio is the average return earned in excess of the risk‐free rate per unit of volatility or total risk.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Growth Portfolio. The Distributor is not affiliated with the Sub‐Adviser.

Investment in the Portfolio is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover, and small capitalization companies risk. Since the Portfolio is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.
56 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	June 30, 2017 (Unaudited)

Top Ten Holdings(1)(2) (as of June 30, 2017)

SPDR® S&P 500® ETF Trust	14.87%
Vanguard® Growth ETF	14.82%
PowerShares QQQ Trust™ Series 1	13.57%
PIMCO Enhanced Short Maturity Active ETF	8.85%
Russell 2000® ETF	7.40%
Core S&P Small‐Cap ETF	7.33%
SPDR® S&P Bank ETF	5.14%
iBoxx $ Investment Grade Corporate Bond ETF	5.00%
MSCI India ETF	4.99%
Real Estate Select Sector SPDR® Fund	4.96%
Total	86.93%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2017.
Sector Allocation (1)(2)

Growth of $10,000 (as of June 30, 2017)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graphs and tables within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.
57 | June 30, 2017

ALPS | Stadion Core ETF Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 95.04%
iShares ‐ 70.62%
Core MSCI EAFE ETF	10,670	$649,697
Core MSCI Emerging Markets ETF	2,370	118,595
Core MSCI Total International Stock ETF	6,170	353,911
Core S&P 500® ETF	5,810	1,414,212
Core S&P Small‐Cap® ETF	3,360	235,570
Core U.S. Aggregate Bond ETF	5,940	650,489
Currency Hedged MSCI EAFE ETF	6,260	177,909
iBoxx $ Investment Grade Corporate Bond ETF	3,680	443,477
MBS ETF	2,770	295,725

Total iShares		4,339,585

Other ‐ 24.42%
PowerShares QQQ Trust™ Series 1	1,880	258,763
SPDR® S&P MidCap 400® ETF Trust	930	295,386
Vanguard® Long‐Term Bond ETF	2,540	236,576
Vanguard® Short‐Term Bond ETF	7,040	562,144
Vanguard® Total International Bond ETF	2,710	147,316

Total Other		1,500,185

Total Exchange Traded Funds (Cost $5,772,496)		5,839,770

Total Investments ‐ 95.04% (Total cost $5,772,496)		5,839,770

Other Assets in Excess of Liabilities ‐ 4.96%		304,909

Net Assets ‐ 100.00%		$6,144,679

See Notes to Financial Statements.
58 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments	As of June 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 96.56%
iShares ‐ 29.51%
Core S&P Small‐Cap® ETF	5,340	$374,387
iBoxx $ Investment Grade Corporate Bond ETF	2,120	255,481
MSCI Eurozone ETF	6,080	245,176
MSCI India ETF	7,940	254,874
Russell 2000® ETF	2,685	378,371

Total iShares		1,508,289

Other ‐ 67.05%
Consumer Staples Select Sector SPDR® Fund	4,500	247,230
PIMCO Enhanced Short Maturity Active ETF	4,449	452,552
PowerShares QQQ Trust™ Series 1	5,038	693,430
Real Estate Select Sector SPDR® Fund	7,870	253,414
SPDR® S&P 500® ETF Trust	3,143	759,978
SPDR® S&P Bank ETF	6,040	262,861
Vanguard® Growth ETF	5,963	757,540

Total Other		3,427,005

Total Exchange Traded Funds (Cost $4,529,550)		4,935,294

Total Investments ‐ 96.56% (Total cost $4,529,550)		4,935,294

Other Assets in Excess of Liabilities ‐ 3.44%		175,449

Net Assets ‐ 100.00%		$5,110,743

See Notes to Financial Statements.
59 | June 30, 2017

ALPS | Stadion Portfolio Series

Statements of Assets and Liabilities	As of June 30, 2017 (Unaudited)

	ALPS | Station Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio
ASSETS:

Investments, at value	$5,839,770	$4,935,294
Cash	276,748	186,431
Receivable for investments sold	22,083	–
Receivable for shares sold	246,836	–
Dividends receivable	745	5,625
Other assets	219	197
Total Assets	6,386,401	5,127,547

LIABILITIES:

Payable for investments purchased	227,741	–
Payable for shares redeemed	–	189
Payable to advisor	426	908
Payable for distribution and service fees	2,254	2,865
Payable for audit fees	10,996	11,001
Payable for trustees' fees	25	18
Accrued expenses and other liabilities	280	1,823
Total Liabilities	241,722	16,804
Net Assets	$6,144,679	$5,110,743

NET ASSETS CONSIST OF:

Paid‐in capital	$5,698,197	$4,673,308
Accumulated net investment income	32,962	19,458
Accumulated net realized gain	346,246	12,233
Net unrealized appreciation	67,274	405,744
Net Assets	$6,144,679	$5,110,743

Investments, at Cost	$5,772,496	$4,529,550

PRICING OF SHARES:

Class I:
Net Assets	$59,050	$27,037
Shares of beneficial interest outstanding	5,303	2,590
Net assets value, offering and redemption price per share	$11.14	$10.44

Class III:
Net Assets	$6,085,629	$5,083,706
Shares of beneficial interest outstanding	534,711	475,079
Net assets value, offering and redemption price per share	$11.38	$10.70

See Notes to Financial Statements.
60 | June 30, 2017

ALPS | Stadion Portfolio Series

Statements of Operations	For the Six Months Ended June 30, 2017 (Unaudited)

	ALPS | Stadion Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio

INVESTMENT INCOME:
Dividends	$51,523	$35,947
Total Investment Income	51,523	35,947

EXPENSES:
Investment advisor fee	16,835	17,897
12b‐1 fees:
Class III	6,305	5,933
Shareholder servicing fees
Class I	43	20
Class III	6,305	5,933
Custodian fees	909	1,056
Legal fees	1,528	1,215
Audit fees	8,504	8,509
Trustees' fees and expenses	489	447
Report to shareholder fees	45	25
Other expenses	3,146	2,834
Total expenses before waiver/reimbursements	44,109	43,869
Less fees waived/reimbursed by investment advisor
Class I	(140)	(72)
Class III	(12,244)	(12,793)
Total Net Expenses	31,725	31,004
Net Investment Income	19,798	4,943

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	494,112	72,609
Net change in unrealized appreciation/(depreciation) on investments	(191,433)	72,598
Net Realized and Unrealized Gain on Investments	302,679	145,207
Net Increase in Net Assets Resulting from Operations	$322,477	$150,150

See Notes to Financial Statements.
61 | June 30, 2017

ALPS | Stadion Core ETF Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017(1) (Unaudited)	For the Year Ended December 31, 2016

OPERATIONS:

Net investment income	$19,798	$13,164
Net realized gain	494,112	176,346
Long‐term capital gain distributions from other investment companies	–	1,455
Net change in unrealized appreciation/(depreciation)	(191,433)	282,310
Net increase in net assets resulting from operations	322,477	473,275

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	45,032
Cost of shares redeemed	(197)	(43)
Net increase/(decrease) from share transactions	(197)	44,989
Class III
Proceeds from sale of shares	1,452,612	1,161,602
Cost of shares redeemed	(238,785)	(2,435,251)
Net increase/(decrease) from share transactions	1,213,827	(1,273,649)

Net increase/(decrease) in net assets	1,536,107	(755,385)

NET ASSETS:

Beginning of period	4,608,572	5,363,957
End of period*	$6,144,679	$4,608,572

*Includes accumulated net investment income of:	$32,962	$13,164

OTHER INFORMATION ‐ SHARES:

Class I
Sold	–	4,436
Redeemed	(18)	(4)
Net increase/(decrease) in shares outstanding	(18)	4,432
Class III
Sold	129,068	116,519
Redeemed	(21,308)	(246,476)
Net increase/(decrease) in shares outstanding	107,760	(129,957)

(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio (Note 1).

See Notes to Financial Statements.
62 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

OPERATIONS:

Net investment income	$4,943	$12,755
Net realized gain/(loss)	72,609	(25,397)
Net change in unrealized appreciation	72,598	348,501
Net increase in net assets resulting from operations	150,150	335,859

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(911)
Class III	–	(10,432)
Total distributions	–	(11,343)

SHARE TRANSACTIONS:
Class I
Issued to shareholders in reinvestment of distributions	–	911
Net increase from share transactions	–	911
Class III
Proceeds from sale of shares	852,856	2,974,396
Issued to shareholders in reinvestment of distributions	–	10,432
Cost of shares redeemed	(209,269)	(617,861)
Net increase from share transactions	643,587	2,366,967

Net increase in net assets	793,737	2,692,394

NET ASSETS:

Beginning of period	4,317,006	1,624,612
End of period*	$5,110,743	$4,317,006

*Includes accumulated net investment income of:	$19,458	$14,515

OTHER INFORMATION – SHARES:

Class I
Reinvested	–	90
Net increase in shares outstanding	–	90
Class III
Sold	80,705	308,076
Reinvested	–	998
Redeemed	(19,646)	(63,312)
Net increase in shares outstanding	61,059	245,762

See Notes to Financial Statements.
63 | June 30, 2017

ALPS | Stadion Core ETF Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017(1) (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.42		$9.35	$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.20	0.03	0.07
Net realized and unrealized gain/(loss) on investments	0.66		0.87	(1.00)	0.55
Total income/(loss) from investment operations	0.72		1.07	(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		–	(0.30)	–
Total distributions	–		–	(0.30)	–
Net increase/(decrease) in net asset value	0.72		1.07	(1.27)	0.62
Net asset value ‐ end of period	$11.14		$10.42	$9.35	$10.62

Total Return*	6.91	%(3)	11.44%	(9.09)%	6.20	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$59		$55	$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.39	%(4)	0.97%	1.96%	13.77	%(4)
Net expenses after waiver/reimbursements	0.90	%(4)(5)	0.80%	0.89%	0.80	%(4)
Net investment income after waiver/ reimbursements	1.05	%(4)	2.04%	0.26%	1.07	%(4)
Portfolio turnover rate	162	%(3)	393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio (Note 1).
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.
(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.
64 | June 30, 2017

ALPS | Stadion Core ETF Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2017(1) (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.66		$9.62	$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(2)	0.04		0.03	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	0.68		1.01	(0.98)	0.55
Total income/(loss) from investment operations	0.72		1.04	(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		–	(0.01)	–
Total distributions	–		–	(0.01)	–
Net increase/(decrease) in net asset value	0.72		1.04	(1.01)	0.63
Net asset value ‐ end of period	$11.38		$10.66	$9.62	$10.63

Total Return*	6.75	%(3)	10.81%	(9.43)%	6.30	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,086		$4,553	$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.73	%(4)	1.82%	2.15%	9.63	%(4)
Net expenses after waiver/reimbursements	1.25	%(4)(5)	1.29%	1.29%	1.30	%(4)
Net investment income/(loss) after waiver/ reimbursements	0.77	%(4)	0.27%	(0.21)%	1.03	%(4)
Portfolio turnover rate	162	%(3)	393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio (Note 1).
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.
(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.
65 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.09		$9.53	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.03		0.07	0.08
Net realized and unrealized gain/(loss) on investments	0.32		0.85	(0.55)
Total income/(loss) from investment operations	0.35		0.92	(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.36)	–
Total distributions	–		(0.36)	–
Net increase/(decrease) in net asset value	0.35		0.56	(0.47)
Net asset value ‐ end of period	$10.44		$10.09	$9.53

Total Return*	3.47	%(2)	9.67%	(4.70	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$27		$26	$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.49	%(3)	2.02%	7.16	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.85%	0.95	%(3)
Net investment income after waiver/reimbursements	0.51	%(3)	0.77%	1.18	%(3)
Portfolio turnover rate	42	%(2)	142%	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
66 | June 30, 2017

ALPS | Stadion Tactical Growth Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.36		$9.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01		0.04	0.12
Net realized and unrealized gain/(loss) on investments	0.33		0.84	(0.61)
Total income/(loss) from investment operations	0.34		0.88	(0.49)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.03)	–
Total distributions	–		(0.03)	–
Net increase/(decrease) in net asset value	0.34		0.85	(0.49)
Net asset value ‐ end of period	$10.70		$10.36	$9.51

Total Return*	3.28	%(2)	9.22%	(4.90	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$5,084		$4,291	$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.84	%(3)	2.30%	6.30	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.29%	1.30	%(3)
Net investment income after waiver/reimbursements	0.21	%(3)	0.44%	1.82	%(3)
Portfolio turnover rate	42	%(2)	142%	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
67 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‐ end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Financial Statements herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non‐diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

Effective April 30, 2017, the name of the ALPS | Stadion Tactical Defensive Portfolio was changed to the ALPS | Stadion Core ETF Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and  expenses  of  the  independent  trustees) are  allocated  to  each  Portfolio  in  proportion  to  its  average daily  net assets.  Expenses  directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results  could  differ from these estimates. Each Portfolio is  considered an investment company under GAAP and follows  the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over‐the‐counter market, at the mean between the last bid and ask price. Shares of an open‐end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

68 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s  net asset valuation; (c) American Depository Receipt trading; (d) Exchange‐Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the  Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying  ETFs  explain  the  circumstances  under  which  those  underlying  ETFs  will  use  fair  value  pricing  and  the  effects  of  using  fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange‐traded funds and limited partnerships  for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

69 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2017:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,386,336	$–	$–	$35,386,336
Short‐Term Investments	480,132	–	–	480,132
Total	$35,866,468	$–	$–	$35,866,468

Morningstar Income and Growth ETF Asset Allocation Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,738,483	$–	$–	$78,738,483
Short‐Term Investments	731,984	–	–	731,984
Total	$79,470,467	$–	$–	$79,470,467

Morningstar Balanced ETF Asset Allocation Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$188,447,280	$–	$–	$188,447,280
Short‐Term Investments	1,854,364	–	–	1,854,364
Total	$190,301,644	$–	$–	$190,301,644

Morningstar Growth ETF Asset Allocation Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$211,368,568	$–	$–	$211,368,568
Short‐Term Investments	1,582,965	–	–	1,582,965
Total	$212,951,533	$–	$–	$212,951,533

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$90,592,548	$–	$–	$90,592,548
Short‐Term Investments	184,704	–	–	184,704
Total	$90,777,252	$–	$–	$90,777,252

ALPS | Alerian Energy Infrastructure Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$21,764,644	$–	$–	$21,764,644
U.S. Energy Infrastructure Companies	20,684,613	–	–	20,684,613
U.S. Energy Infrastructure MLPs	21,385,015	–	–	21,385,015
U.S. General Partners	21,756,133	–	–	21,756,133
Total	$85,590,405	$–	$–	$85,590,405

70 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

ALPS | Red Rocks Listed Private Equity Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed‐End Funds	$2,069,054	$–	$–	$2,069,054
Common Stocks	14,883,253	–	–	14,883,253
Short‐Term Investments	1,052,151	–	–	1,052,151
Total	$18,004,458	$–	$–	$18,004,458

ALPS | Stadion Core ETF Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,839,770	$–	$–	$5,839,770
Total	$5,839,770	$–	$–	$5,839,770

ALPS | Stadion Tactical Growth Portfolio
		Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,935,294	$–	$–	$4,935,294
Total	$4,935,294	$–	$–	$4,935,294

The Portfolios recognize transfers between levels as of the end of the period. For the six months ended June 30, 2017, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months ended June 30, 2017.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of  their  investment  company  taxable  net  income  including  realized  gain,  not  offset  by  capital  loss  carryforwards, if  any,  to  shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2017, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b‐1 of the 1940 Act (“12b‐1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non‐distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex‐dividend date.

Master Limited Partnerships (“MLPs”):  Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through  to  the  personal  tax  returns  of  shareholders.  The  ALPS  |  Alerian  Energy  Infrastructure  Portfolio  will  report  distributions  from  its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio  shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax‐exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource‐based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

71 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

Non‐U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non‐U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non‐U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non‐U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non‐U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex‐dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year‐end;  accordingly,  tax  basis  balances  have  not  been determined as of June 30, 2017. The tax character of the distributions paid during the year ended December 31, 2016 were as follows:

2016	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$550,138	$929,289	$1,479,427
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,401,525	4,237,834	5,639,359
Morningstar Balanced ETF Asset Allocation Portfolio	3,209,201	9,056,233	12,265,434
Morningstar Growth ETF Asset Allocation Portfolio	2,955,509	8,402,145	11,357,654
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,085,042	3,816,362	4,901,404
ALPS | Alerian Energy Infrastructure Portfolio	1,666,041	–	1,666,041
ALPS | Red Rocks Listed Private Equity Portfolio	83,262	3,233	86,495
ALPS | Stadion Core ETF Portfolio	–	–	–
ALPS | Stadion Tactical Growth Portfolio	11,343	–	11,343

As of December 31, 2016, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

72 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$1,714,127	$3,117,336
ALPS | Red Rocks Listed Private Equity Portfolio	215,717	–
ALPS | Stadion Core ETF Portfolio	134,277	–
ALPS | Stadion Tactical Growth Portfolio	45,820	1,632

Capital loss carryovers used during the period ended December 31, 2016 were $113,815 for the ALPS | Stadion Tactical Defensive Portfolio.

The Portfolios elect to defer to the period ending December 31, 2016, capital losses recognized during the period November 1, 2016 to December 31, 2016 as follows:

Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	$67,464
ALPS | Alerian Energy Infrastructure Portfolio	360,247
ALPS | Red Rocks Listed Private Equity Portfolio	49,345
ALPS | Stadion Tactical Growth Portfolio	3,845

As of June 30, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,359,618	$681,419	$(174,569)	$506,850
Morningstar Income and Growth ETF Asset Allocation Portfolio	76,134,171	3,920,513	(584,217)	3,336,296
Morningstar Balanced ETF Asset Allocation Portfolio	172,632,139	18,691,185	(1,021,680)	17,669,505
Morningstar Growth ETF Asset Allocation Portfolio	181,792,033	31,801,301	(641,801)	31,159,500
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	79,259,471	11,782,708	(264,927)	11,517,781
ALPS | Alerian Energy Infrastructure Portfolio	90,256,755	211,089	(4,877,439)	(4,666,350)
ALPS | Red Rocks Listed Private Equity Portfolio	15,846,225	2,389,185	(230,952)	2,158,233
ALPS | Stadion Core ETF Portfolio	5,772,496	74,636	(7,363)	67,273
ALPS | Stadion Tactical Growth Portfolio	4,536,996	414,047	(15,749)	398,298

The difference between book‐basis and tax‐basis are primarily due to the deferral of losses from wash sales and investments in partnerships.
73 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short‐term investments, during the six months ended June 30, 2017, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$5,208,484	$5,929,780
Morningstar Income and Growth ETF Asset Allocation Portfolio	10,915,045	17,364,011
Morningstar Balanced ETF Asset Allocation Portfolio	23,885,883	31,222,226
Morningstar Growth ETF Asset Allocation Portfolio	34,330,091	32,486,920
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	15,334,645	12,747,267
ALPS | Alerian Energy Infrastructure Portfolio	17,494,393	16,516,821
ALPS | Red Rocks Listed Private Equity Portfolio	5,304,909	1,264,403
ALPS | Stadion Core ETF Portfolio	9,301,672	8,232,374
ALPS | Stadion Tactical Growth Portfolio	2,558,730	1,928,324

5.  INVESTMENT ADVISORY AND SUB‐ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub‐advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub‐Adviser set forth in the table below. Each Sub‐Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub‐Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC
ALPS | Stadion Core ETF Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Core ETF Portfolio(1)	0.50%
ALPS | Stadion Tactical Growth Portfolio	0.75%

(1)	Prior to April 30, 2017, the Adviser received an annual management fee of 0.75%.

Pursuant to the Investment Sub‐Advisory Agreements, the Adviser pays each Sub‐Adviser an annual sub‐advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub‐advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub‐advisory fees annual rates.
74 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million ‐ $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Core ETF Portfolio	All Asset Levels	0.50%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6.  OTHER AGREEMENTS

Distribution Agreement and Rule 12b‐1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b‐1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b‐1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2017, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b‐1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Core ETF Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker‐dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.
75 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub‐Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub‐Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub‐Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub‐advisory, and other fees (excluding distribution and/or service (12b‐1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub‐Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2018
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2018
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2018
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2018
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2018
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2018
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2018
ALPS | Stadion Core ETF Portfolio(1)	0.65%	N/A	0.65%	4/29/2018
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2018

(1)	Prior to April 30, 2017, the Adviser and/or Sub-Advisor contractually agreed to waive certain fees not to exceed an annual rate of 0.80% for Class I and Class III.

The Adviser and Sub‐Advisers of the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class‐by‐class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2017, the available recoupable balances are as follows:

Portfolio	Expires 2018	Expires 2019	Expires 2020	Total
ALPS | Red Rocks Listed Private Equity Portfolio	$93,934	$51,551	$26,575	$172,060
ALPS | Stadion Core ETF Portfolio	32,127	25,333	12,384	69,844
ALPS | Stadion Tactical Growth Portfolio	26,886	29,495	12,865	69,246

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping,  shareholder recordkeeping  services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.  TRUSTEES FEES

As of June 30, 2017, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings. The Audit Committee Chairman receives an additional annual retainer of $3,000. Trustees’ fees and expenses accrued by the Portfolios for the period ending June 30, 2017 are reported on the Statements of Operations.
76 | June 30, 2017

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2017 (Unaudited)

8.  RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2017 pursuant to Rule 17a‐7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a‐7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a‐7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily  available, and be  consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2017 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$259,813	$273,961	$(2,220)
Morningstar Income and Growth ETF Asset Allocation Portfolio	418,635	1,463,456	29,645
Morningstar Balanced ETF Asset Allocation Portfolio	748,765	81,173	10,687
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	907,474	60,144	9,199
Morningstar Growth ETF Asset Allocation Portfolio	385,619	841,571	38,197
77 | June 30, 2017

ALPS Variable Investment Trust

Additional Information	June 30, 2017 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-5850. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Energy Infrastructure Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Energy Infrastructure Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO  EVENT  SHALL  LICENSOR  HAVE  ANY  LIABILITY  FOR  ANY  SPECIAL, PUNITIVE, INDIRECT, OR  CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
78 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

MORNINGSTAR ETF ALLOCATION SERIES

At a meeting on June 5, 2017, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) and the Investment Sub-Advisory Agreement with Morningstar Investment Management, LLC (formerly known as Ibbotson Associates, Inc.) (“Morningstar”) for  the  maximum  period  permitted  under  the  Investment  Company  Act  of  1940,  as  amended  (the  “1940  Act”),  in  each  case  for  the Morningstar Portfolios.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process.   They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Morningstar were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the Investment Subadvisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment sub-adviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio.  The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios.   The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio.  The Board also considered the compliance structure and records of ALPS Advisors and Morningstar.   Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Morningstar and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements.  The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that ALPS Advisors and Morningstar have sufficient personnel, with the appropriate  education  and  experience,  to  serve  each  Morningstar  Portfolio  effectively. The  Board  also  concluded  that  Morningstar  had demonstrated a continuing ability to attract and retain well-qualified personnel and that the structure of ALPS Advisors’ operations was sufficient to retain and properly motivate the Morningstar Portfolios’ current senior advisory personnel at ALPS Advisors.  Finally, the Board concluded that the financial condition of each of ALPS Advisors and Morningstar was sound.

Investment Performance

The Board reviewed the net total return performance of each Morningstar Portfolio as of March 31, 2017 over the one-, two-, three-, four- and five-year periods.  The Board considered information from an independent research provider regarding the net total return performance of each Morningstar Portfolio relative to its performance universe.   The Board also received and considered the quarterly commentaries from ALPS Advisors and Morningstar regarding the performance characteristics of each Morningstar Portfolio.

The Board noted generally, that, as of March 31, 2017: (i) the net total return performance of the Conservative Portfolio underperformed its performance universe average and benchmark for the one-year period, and lagged slightly, but was within an acceptable range of, the performance universe average and benchmark for the two- and three-year periods; (ii) the net total return performance of the Income and Growth Portfolio underperformed its performance universe average and benchmark for the one-year period, and lagged or overperformed slightly, but was within an  acceptable  range  of,  the  performance universe  average and  benchmark for  the  two-  and  three-year periods;  (iii)  the  net  total  return performance of the Balanced Portfolio and Growth Portfolio outperformed or was closely comparable to their respective performance universe averages and benchmarks for the one-, two-, and three-year periods;  and (iv) the net total return performance of the Aggressive Growth Portfolio outperformed its performance universe average and benchmark for the one- and two-year periods while lagging slightly for the three-year period.
79 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Morningstar under the agreements.  The Board also took note of the fact that Morningstar would be paid by ALPS Advisors and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Morningstar to other comparable client accounts (including, for example, Morningstar’s stated fee schedule and fee range for its sub-advisory clients).  In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ and Morningstar’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Morningstar Portfolios.

The Board concluded that each Morningstar Portfolio's actual management fees and total expenses were within an acceptable range when compared with the median of the actual management fees charged to similar open-end funds in the expense group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for the Morningstar Portfolios.

The Board also concluded that both the (i) actual management fees payable by each Morningstar Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Morningstar; and (ii) actual total expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the range of fees Morningstar charges to other sub-advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Morningstar’s parent organization, as well as current profitability analyses provided by ALPS Advisors and Morningstar respectively. The Board considered the profitability of ALPS Advisors to its overall relationship with the Morningstar Portfolios, which included fees payable to ALPS Advisors for investment advisory services.  It was noted that there were no additional fees payable to other ALPS Advisors’ affiliates for non-investment advisory services provided by such affiliates to the Morningstar Portfolios.   The Board concluded that the profits attributable to the services provided by ALPS Advisors to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by ALPS Advisors for advisory services.  In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered ALPS Advisors’ and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors and Morningstar might receive in connection with their association with the Morningstar Portfolios.   The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Morningstar in connection with their relationship with the Morningstar Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary.  In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors and the Investment Subadvisory Agreement with Morningstar.
80 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

STADION PORTFOLIOS

At a meeting on June 5, 2017, the Board of Trustees of the Trust met in person to, among other things, review and consider the approval of the Investment Advisory Agreement between the Trust and ALPS Advisors (the “Investment Advisory Agreement”) and the Investment Subadvisory Agreement among the Trust, ALPS Advisors and Stadion Money Management LLC (“Stadion”) (the “Subadvisory Agreement”) for the maximum period permitted under the 1940 Act with respect to the Stadion Portfolios.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process.   They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Stadion were present.  The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the Investment Subadvisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment sub-adviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Stadion, in light of the investment objective of each Stadion Portfolio.   The Board also considered the Portfolio team’s demonstrated consistency in investment approach for each Stadion Portfolio, and took note of the degree of portfolio overlap across the Stadion Portfolios.  The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for the Stadion Portfolios and (ii) the Portfolio manager personnel of Stadion responsible for managing the investments of the Stadion Portfolios.  The Board also considered the compliance structure and records of ALPS Advisors and Stadion.  Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Stadion, and the ability of those personnel to evaluate the services provided by Stadion.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Stadion to the Stadion Portfolios were appropriate and consistent with the terms of the respective agreements and that each Stadion Portfolio and its shareholders were likely to benefit from the services provided under the agreements.  The Board also concluded that, bearing in mind the relative newness of the Stadion Portfolios, the quality of the services provided by the senior advisory personnel employed by Stadion had been consistent and that ALPS Advisors and Stadion have sufficient personnel, with the appropriate education and experience, to serve each Stadion Portfolio effectively.  The Board also concluded that  Stadion  had  demonstrated  a  continuing  ability  to  attract and  retain  well-qualified  personnel and  that  the structure of  ALPS  Advisors’ operations was sufficient to retain and properly motivate the Stadion Portfolios’ current senior advisory personnel at ALPS Advisors.  Finally, the Board concluded that the financial condition of each of ALPS Advisor and Stadion was sound.

Investment Performance

The Board reviewed the net total return performance of the Core ETF Portfolio for the one- and two-year period ended of March 31, 2017, and of the Tactical Growth Portfolio for the one-year period ended March 31, 2017.  The Board noted that, in the case of both Stadion Portfolios, there was limited performance history to consider, and also took into account the fact that the Core ETF Portfolio had recently modified its principal investment strategies.  The Board also considered the limitations on the comparability of performance information for certain related funds and accounts.  The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Stadion Portfolios.

The Board noted generally that, as of March 31, 2017: (i) the net total return performance of the Core ETF Portfolio outperformed its performance universe average for the one-year  and two-year periods and slightly outperformed or was comparable to its benchmark for the one-year  and two- year periods respectively; and (ii) the net total return performance of the Tactical Growth Portfolio outperformed both its performance universe average and benchmark for the one-year period..
81 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Stadion Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Stadion under the agreements. The Board also took note of the fact that Stadion would be paid by ALPS Advisors and not directly by the Stadion Portfolios.  In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Stadion Portfolios, after taking into account agreements to waive fees and/or reimburse expenses,(ii) the fees charged by Stadion to other comparable client accounts (including, for example, Stadion’s stated fee schedule and fee range for its sub-advisory clients), and (iii) the asset size of each Stadion Portfolio relative to its peers.  In connection therewith, the Board noted Stadion’s statements regarding the range of services that would be provided in its capacity as sub-adviser.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Stadion’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Stadion Portfolios.

The Board concluded that each Stadion Portfolio’s contractual management fees were lower than the median of the fees charged to similar open-end funds in the expense group.  The Board also concluded that each Stadion Portfolio’s actual management fees were lower than the expense group median, the Defensive Portfolio’s actual management fees were lower than the expense group median and the Growth Portfolio’s actual management fees were within an acceptable range of the expense group median.

The Board further concluded that both the (i) actual management fees payable by each Stadion Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Stadion and (ii) total expenses borne by each Stadion Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the range of fees Stadion charges to other sub-advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Stadion, as well as current profitability analyses provided by ALPS Advisors and current and prospective profitability analyses provided by Stadion.  The Board considered whether the provision of services by ALPS Advisors to the Stadion Portfolios was profitable to ALPS Advisors, noting that there were no additional fees payable to other ALPS Advisors’ affiliates for non-investment advisory services provided to the Stadion Portfolios.  The Board concluded that the profits attributable to the services provided by ALPS Advisors to each Stadion Portfolio were not excessive.

The Board also considered the profitability of Stadion’s overall relationship with the Morningstar Portfolios, which included fees payable to Stadion by ALPS Advisors for advisory services.  In light of the foregoing, the Board concluded that the profits attributable to the services provided by Stadion to each Stadion Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Stadion, as well as the asset size of the Stadion Portfolios, and concluded that, to the extent any economies of scale could be realized as the assets of the Stadion Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered ALPS Advisors’ and Stadion’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors and Stadion might receive in connection with their association with the Stadion Portfolios.   The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Stadion in connection with their relationship with the Stadion Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary.  In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors and the Investment Subadvisory Agreement with Stadion.
82 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Stadion’s compensation for investment sub-advisory services are consistent with the best interests of the Stadion Portfolios and their shareholders.

ALERIAN PORTFOLIO

At a meeting on June 5, 2017, the Board of Trustees, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with ALPS Advisors for the maximum period permitted under the 1940 Act, for the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process.   They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management or ALPS Advisors were present.   The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with ALPS Advisors and the weight to be given to each such factor.   The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors in light of the investment objective of the Alerian Portfolio.  The Board reviewed the research and decision-making processes utilized by ALPS Advisors, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Alerian Portfolio.   The Board also considered the portfolio manager’s demonstrated consistency in investment approach for the Alerian Portfolio.  The Board reviewed the background and experience of the current ALPS Advisors’ personnel responsible for the management of the Alerian Portfolio.  The Board also considered the compliance structure and records of ALPS Advisors.  Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors and the relationships those ALPS Advisors’ personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement.   The Board also concluded that the quality of the services provided by the senior advisory personnel employed by ALPS Advisors had been consistent, and that ALPS Advisors would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well-qualified personnel.  Finally, the Board concluded that the financial condition of ALPS Advisors was sound.

Investment Performance

The Board reviewed the net total return performance of the Alerian Portfolio for the one-year, two-year, and three-year periods ended March 31, 2017.   The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The  Board  also  received and  considered the  quarterly commentaries from  ALPS  Advisors  regarding  the  performance characteristics of  the Alerian Portfolio.

The  Board  noted  that  the net total  return performance of  the  Alerian  Portfolio  outperformed  both  its  performance universe  average and benchmark for the one-year period and three-year period, and slightly lagged, but was within an acceptable range of, its performance universe average and benchmark, for the two-year period ended March 31, 2017.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to ALPS Advisors under the Investment Advisory Agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by ALPS Advisors to other comparable client accounts, if any, and (iii) the asset size of the Alerian Portfolio relative to its peers.   Further, the Board also considered the differences in the level of services provided by ALPS Advisors to the Alerian Portfolio and to other comparable accounts, if any.  In connection with the foregoing, the Board noted, for example, ALPS Advisors’ statements regarding differences in operational structures of a certain similarly managed fund.
83 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Alerian Portfolio.

The Board concluded that the Alerian Portfolio’s actual management fees and total expenses were lower than the median of the fees charged to similar open-end funds in the expense group, taking into account management and non-management fees and the limitations of the peer universe for the Alerian Portfolio.

The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to ALPS Advisors and (ii) total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees ALPS Advisors charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors, as well as current profitability analyses provided by ALPS Advisors.  The Board considered whether the provision of services by ALPS Advisors to the Alerian Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non-investment advisory services provided to the Alerian Portfolio.  In light of the foregoing, the Board concluded that the profits attributable to the services provided by ALPS Advisors to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors might receive in connection with its association with the Alerian Portfolio.   The Board concluded that there were no material incidental benefits accruing to ALPS Advisors in connection with its relationship with the Alerian Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary.  In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

RED ROCKS PORTFOLIO

At a meeting on June 5, 2017, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors and the Investment Sub-Advisory Agreement  with  Red  Rocks  Capital  LLC  (“Red  Rocks”)  for  the  maximum  period  permitted  under  the  1940  Act,  with  respect  to  the  Red Rocks Portfolio.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process.   They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Red Rocks Capital were present.   The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with ALPS Advisors and the Sub-Advisory Agreement with Red Rocks Capital, and the weight to be given to each such factor.  The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.
84 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors and Red Rocks Capital, including evaluation and monitoring and trade execution, in light of the investment objective of the Red Rocks Portfolio.  The Board also considered the Portfolio team’s demonstrated consistency in investment approach for the Red Rocks Portfolio as well as ongoing discussions regarding the Red Rocks Portfolio’s peer group.  The Board reviewed: (i) the background and experience of the current ALPS Advisors’ personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks Capital responsible for managing the investments of the Red Rocks Portfolio.  The Board also considered the compliance structures and records of ALPS Advisors and Red Rocks Capital.  Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors and Red Rocks Capital to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and Sub-Advisory Agreement respectively, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of ALPS Advisors and Red Rocks Capital had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively.  The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well-qualified personnel.  Finally, the Board concluded that the financial condition of ALPS Advisors and Red Rocks Capital was sound.

Investment Performance

The Board reviewed the net total return performance of the Red Rocks Portfolio for the one-year and two-year periods ended March 31, 2017.  The Board also considered the limitations on the comparability of performance information for certain related funds and accounts.  The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that the net total return performance of the Red Rocks Portfolio outperformed its performance universe average for the one-year and two-year periods ended March 31, 2017.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to ALPS Advisors under the Investment Advisory Agreement.

The Board reviewed the fees paid by the Red Rocks Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Red Rocks Capital under the agreements.   The Board also took note of the fact that Red Rocks Capital would be paid by ALPS Advisors and not directly by the Red Rocks Portfolio.  In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks Capital to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to ALPS Advisors’ and Red Rocks Capital’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Red Rocks Portfolio.

The Board concluded that the Red Rocks Portfolio’s actual management fees were lower than the median of the fees charged to similar open-end funds in the expense group, taking into account management and non-management fees and the limitations of the peer universe for the Red Rocks Portfolio but that the total expenses were higher than the expense group median.

The Board also concluded that both the (i) actual management fees payable by the Red Rocks Portfolio to ALPS Advisors and (ii) total expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees ALPS Advisors charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors. The Board also reviewed a current profitability analysis provided by ALPS Advisors, and as part of its consideration of profitability, took note of the fact that Red Rocks Capital is a wholly-owned subsidiary of ALPS Advisors. The Board considered whether the provision of services by ALPS Advisors to the Red Rocks Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non-investment advisory services provided to the Red Rocks
85 | June 30, 2017

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2017 (Unaudited)

Portfolio. .   The Board concluded that the profits attributable to the services provided by ALPS Advisors to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including ALPS Advisors’ ownership of Red Rocks Capital), the Board concluded that the profits attributable to the services provided by Red Rocks Capital to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Red Rocks Capital, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors or Red Rocks Capital might receive in connection with its association with the Red Rocks Portfolio.  The Board concluded that there were  no  material  incidental  benefits  accruing  to  ALPS  Advisors  or  Red  Rocks  Capital  in  connection  with  their  relationship  with  the  Red Rocks Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary.  In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors as well as the Sub-Advisory Agreement with Red Rocks Capital.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Red Rocks Capital’s compensation for investment sub-advisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.
86 | June 30, 2017

Intentionally Left Blank

Semi-Annual Report June 30, 2017

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Learn More
866.759.5679 | alpsfunds.com

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 6, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	September 6, 2017